UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1880



                        The Income Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005





                                 Patrick F. Quan
                                    Secretary
                        The Income Fund of America, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE INCOME FUND OF AMERICA

[cover: photo of the tip of a boat on a lake - trees in the distance]

Semi-annual report for the six months ended January 31, 2005

THE INCOME FUND OF AMERICA(R) seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2004 (the most recent calendar quarter):

Class A shares                                                      1 year           5 years          10 years

Reflecting 5.75% maximum sales charge                               +6.42%           +8.13%            +11.44%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 26 for details.

The fund's 30-day yield for Class A shares as of February 28, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.36%, which reflects a fee waiver (3.35% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 3.30%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 32. Please see the inside back cover for important information about other share classes.

High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The return of principal for the bond holdings in The Income Fund of America is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

[photo of the tip of a boat on a lake - trees in the distance]

FELLOW SHAREHOLDERS:

The Income Fund of America's 2005 fiscal year began in August amid concerns about higher oil prices, rising interest rates and a slowing economy. Over the ensuing six-month period ended January 31, 2005, some of these concerns were realized: oil prices rose from approximately $44 to $48 a barrel* and the Federal Reserve raised the federal funds rate, a short-term lending rate, four times from 1.25% to 2.25%. After the close of the period, the Federal Reserve raised rates one more time in February, to 2.5%. Corporate earnings, employment and the economy, however, all continued to grow. Also, while short-term yields rose during this time, yields on longer term bonds actually declined.

*Crude oil -- WTI-Cushing Spot Market Price $/Barrel on August 2, 2004, and January 31, 2005.
(Source: Bloomberg)

In this environment, The Income Fund of America benefited from its focus on higher-dividend-paying stocks, careful stock and bond selection as well as its global exposure. As of January 31, 2005, the fund had a six-month total return of 9.2% (with all dividends reinvested), outpacing the 8.2% total return of the unmanaged Standard & Poor's 500 Composite Index and well above the 3.8% total return of the unmanaged Lehman Brothers Aggregate Bond Index. The fund's return exceeded the 6.3% total return for the average Lipper income fund.

FINDING STRENGTH IN DIVIDENDS

As of January 31, 2005, the fund's dividend yield of 3.6% was more than twice the S&P 500's 1.6% yield and substantially higher than the 2.5% yield for the average Lipper income fund. In December 2004, the fund paid a special dividend of 1.5 cents a share in conjunction with its regular 15.5 cent quarterly dividend.

Rising corporate cash flows and the federal tax cut on corporate dividends have led companies to increase their dividends -- a trend we expect to continue for the near future. Due to these dividend increases and the rise in short-term interest rates, we are increasing the fund's quarterly dividend from 15.5 to
16.5 cents a share beginning with the June payment.

LOOKING BEYOND TODAY'S HEADLINES TO FIND OPPORTUNITIES

Careful company selection through extensive global research is the cornerstone of The Income Fund of America. We believe this approach allows us to find good long-term opportunities that others might forgo because of short-term market trends or challenging circumstances within a particular industry. Two such examples are the telecommunication services and pharmaceutical industries.

Telecommunication services has become the third largest sector in the fund's portfolio. After reaching their lows in 2002, these companies have become an increasingly attractive source of income and a strong contributor to the fund's returns thanks to improvements in their balance sheets and increasing cash flows.

This was especially  true for  telecommunications  companies  outside the United
States. Over the six-month period, Telecom Italia was one of the fund's strongest performers, gaining 49.8%. Eircom Group (Ireland), Chunghwa Telecom (Taiwan) and Telefonica (Spain) also saw strong gains, increasing 39.6%, 33.2% and 25.3%, respectively. Since the beginning of the fund's 2005 fiscal year through February 2005, a number of sizable mergers and acquisitions within the U.S. telecommunications sector have been announced, including Cingular's acquisition of AT&T Wireless, SBC's agreement to acquire AT&T and the prospective merger of Sprint with Nextel. We believe this type of consolidation will shrink the number of competitors, lower overall capital spending in the industry and lead to significant cost savings over the long term for those companies that remain.

In addition to having increasingly attractive valuations, the yields for many pharmaceutical stocks have, for the first time in a long time, made them suitable investments for the fund. Uncertainty about the impact of the Medicare drug care benefit on pharmaceutical prices, the lack of FDA approval of a number of drugs and the withdrawal of drugs due to adverse side effects have caused stock prices of pharmaceutical companies to decline. In market conditions like these, uncertainty often bears opportunity, and with our fundamental research and analytical process, our focus is on uncovering those pharmaceutical companies with attractive and sustainable dividends as well as good long-term value.

FINDING OPPORTUNITIES IN THE FIXED-INCOME MARKETS

For the first half of the fund's fiscal year, U.S. corporate bonds -- the fund's largest category of fixed-income holdings -- generated some of the best returns in the bond market thanks to improving corporate balance sheets and increasing relative value. Within the corporate bond sector, lower-rated high yield bonds again outpaced their higher quality counterparts. As of January 31, 2005, 10% of the fund's total assets were invested in high yield bonds from approximately 190 issuers.

ACCESSING WORLD MARKETS

The strength in non-U.S. markets and currencies was a significant contributor to the fund's return. During the last six months, all 21 of the non-U.S. equity markets in the unmanaged MSCI EAFE(R) (Europe, Australasia, Far East) Index outpaced the U.S. equity market+ (when calculated in U.S. dollars with all dividends reinvested).

+As measured by the unmanaged MSCI USASM Index.

As of January 31, 2005, the fund had 19.3% of its total assets invested in stocks of non-U.S. companies. Four of the fund's biggest price gainers were located outside the United States: CVRD (Brazil, 69.1%); Telecom Italia (Italy, 49.8%); Wesfarmers (Australia, 47.3%) and Eircom Group (Ireland, 39.6%).

LOOKING AHEAD

Since mid-2000, the fund has generated above-stock-market returns, attributable, to a large extent, to the strength of higher dividend-paying stocks as well as corporate and high yield bonds. In the future, we expect returns for these investments and the fund to be lower on a relative basis. In addition, we have tempered our expectations for U.S. stock market returns due to concerns about the U.S. budget and trade deficits and expectations for further interest rate increases. It's important to keep in mind that, in a typical reporting period, The Income Fund of America's total return has fallen between those of the U.S. stock market, as measured by the S&P 500, and the U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index.

No matter what the market environment may be, our goal of providing shareholders with income significantly higher than the market while growing the value of their investments is unchanged. The dividend increase we announced earlier in this letter is an affirmation of this commitment.

We appreciate you entrusting your investments to the management team of The Income Fund of America, and look forward to helping you reach your long-term financial goals.

Cordially,

/s/ Stephen E. Bepler                 /s/ Hilda L. Applbaum

Stephen E. Bepler                     Hilda L. Applbaum
Chairman of the Board                 President and Principal Executive Officer

March 8, 2005

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

The Income Fund of America at a glance

Results at a glance                                                                      For periods ended January 31, 2005

                                                                   Total returns            Average annual total returns
                                                              6 months       1 year       5 years     10 years   Lifetime(1)

The Income Fund of America                                      +9.2%        +10.1%        +9.7%       +11.7%       +12.8%
Standard & Poor's 500 Composite Index                           +8.2          +6.2         -1.8        +11.5        +12.1
Lehman Brothers Aggregate Bond Index                            +3.8          +4.2         +7.9         +7.6         +8.72
Credit Suisse First Boston High Yield Index                     +7.9          +9.8         +8.3         +8.5           --
Lipper income funds average(3)                                  +6.3          +5.9         +4.5         +8.1        +12.1
Consumer Price Index (inflation)(4)                             +0.7          +3.0         +2.5         +2.4         +4.7

(1) Since December 1, 1973, when Capital Research and Management Company became the fund's investment adviser.
(2) From December 1, 1973, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used because the Aggregate index did not yet exist.
(3) Source: Lipper. Figures do not reflect the effect of sales charges.
(4) Computed from data supplied by the U.S Department of Labor, Bureau of Labor Statistics.

The indexes are unmanaged and do not reflect sales charges, commissions or expenses. Fund returns do not include sales charges.

A HISTORY OF HIGH CURRENT INCOME      For the five years ended January 31, 2005

[begin line graph]
                   THE INCOME    LIPPER INCOME
YEAR-END           FUND OF       FUNDS AVERAGE              S&P 500
                   AMERICA

1/31/2000          5.40%           4.24%                    1.19%
7/31/2000          5.49            4.34                     1.15
1/31/2001          4.78            4.33                     1.20
7/31/2001          4.80            4.18                     1.30
1/31/2002          5.01            3.81                     1.40
7/31/2002          5.49            3.67                     1.75
1/31/2003          5.45            3.40                     1.88
7/31/2003          4.69            3.07                     1.66
1/31/2004          4.05            2.63                     1.54
7/31/2004          3.98            2.59                     1.69
1/31/2005          3.57            2.47                     1.64
[end line graph]

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months' dividends and dividing the month-end net asset value adjusted for capital gains.


THE PORTFOLIO AT A GLANCE

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

January 31, 2005                                  (unaudited)      July 31, 2004

[begin pie charts]
                                                      Percent                                                              Percent
                                                       of net                                                               of net
INVESTMENT PORTFOLIO                                   assets      INVESTMENT PORTFOLIO                                     assets

U.S. common stock                                        45.9%     U.S. common stock                                          44.9 %
Non-U.S. common stock                                    18.0      Non-U.S. common stock                                      17.3
U.S. and non-U.S. convertible securities &                         U.S. and non-U.S. convertible securities &
   preferred stocks                                       5.6         preferred stocks                                         6.3
U. S. Treasury & agency bonds & notes                     2.3      U. S. Treasury & agency bonds & notes                       2.9
Other fixed-income securities                            20.3      Other fixed-income securities                              21.0
Cash & equivalents                                        7.9      Cash & equivalents                                          7.6
[end pie charts]


January 31, 2005                                      Percent      July 31, 2004                                          Percent
                                                       of net                                                              of net
FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS          assets      FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS           assets

Financials                                               17.1%     Financials                                                17.2%
Utilities                                                 8.6      Telecommunication services                                 7.8
Telecommunication services                                8.2      Utilities                                                  7.7
Energy                                                    6.4      Consumer staples                                           6.8
Materials                                                 6.3      Materials                                                  6.6



January 31, 2005                                      Percent      July 31, 2004                                          Percent
                                                       of net                                                              of net
TEN LARGEST COMMON STOCK HOLDINGS                      assets      TEN LARGEST COMMON STOCK HOLDINGS                       assets

Royal Dutch Petroleum/"Shell" Transport and Trading       2.0%     Bank of America                                            2.2%
SBC Communications                                        1.6      Royal Dutch Petroleum/"Shell" Transport and Trading        1.8
BellSouth                                                 1.6      SBC Communications                                         1.8
Dow Chemical                                              1.4      Verizon Communications                                     1.7
Verizon Communications                                    1.3      Dow Chemical                                               1.4
Bank of America                                           1.2      Bristol-Myers Squibb                                       1.3
Bristol-Myers Squibb                                      1.2      General Motors                                             1.2
DuPont                                                    1.1      General Electric                                           1.0
ChevronTexaco                                             1.0      Altria Group                                               1.0
General Electric                                          1.0      Weyerhaeuser                                               1.0


Summary investment portfolio, January 31, 2005
                                                                     unaudited


                                                                                                Shares          Market     Percent
                                                                                                                 value      of net
Common stocks  - 63.84%                                                                                          (000)      assets

FINANCIALS  - 17.05%
Bank of America Corp.                                                                       14,378,880     $   666,749       1.24%
HSBC Holdings PLC (United Kingdom)                                                          19,321,426         319,533
HSBC Holdings PLC (Hong Kong)                                                               11,552,054         191,070         .95
Societe Generale                                                                             5,107,300         508,896         .95
Citigroup Inc.                                                                               9,485,000         465,239         .87
Washington Mutual, Inc.                                                                     10,305,000         415,807         .78
J.P. Morgan Chase & Co.                                                                     10,750,000         401,297         .75
U.S. Bancorp                                                                                12,920,000         388,246         .73
Lloyds TSB Group PLC                                                                        37,062,171         346,231         .65
Fannie Mae                                                                                   4,506,200         291,010         .54
Wells Fargo & Co.                                                                            4,460,000         273,398         .51
Boston Properties, Inc.                                                                      4,605,000         266,077         .50
Other securities                                                                                             4,586,790        8.58
                                                                                                             9,120,343       17.05

UTILITIES  - 8.61%
National Grid Transco PLC                                                                   48,870,000         474,939         .89
E.ON AG                                                                                      3,975,000         356,258         .67
Southern Co.                                                                                 9,915,000         334,830         .63
Duke Energy Corp.                                                                           11,242,393         301,184         .56
Consolidated Edison, Inc.                                                                    5,815,700         255,135         .48
Exelon Corp.                                                                                 5,720,000         253,110         .47
Other securities                                                                                             2,628,695        4.91
                                                                                                             4,604,151        8.61

TELECOMMUNICATION SERVICES  - 8.15%
SBC Communications Inc.                                                                     36,805,000         874,487        1.63
BellSouth Corp.                                                                             32,185,000         844,534        1.58
Verizon Communications Inc.                                                                 19,850,000         706,462        1.32
AT&T Corp.                                                                                  21,631,000         415,099         .78
TDC A/S                                                                                      8,347,500         346,831         .65
Telecom Italia SpA, nonvoting                                                               82,419,765         264,430         .49
Other securities                                                                                               906,639        1.70
                                                                                                             4,358,482        8.15

ENERGY  - 6.39%
Royal Dutch Petroleum Co. (New York registered)                                             10,752,000         628,669
"Shell" Transport and Trading Co., PLC                                                      26,985,402         235,458
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                           3,505,300         185,010        1.96
ChevronTexaco Corp.                                                                         10,070,000         547,808        1.02
Marathon Oil Corp.                                                                          10,135,000         392,529         .73
Kinder Morgan, Inc.                                                                          4,422,926         331,896         .62
Sunoco, Inc.                                                                                 3,100,000         271,219         .51
ENI SpA                                                                                     10,740,000         261,092         .49
Other securities                                                                                               566,871        1.06
                                                                                                             3,420,552        6.39

MATERIALS  - 6.34%
Dow Chemical Co.                                                                            15,119,500         751,439        1.41
E.I. du Pont de Nemours and Co.                                                             11,830,000         562,635        1.05
Weyerhaeuser Co.                                                                             8,222,000         513,053         .96
International Paper Co.                                                                      6,977,340         273,163         .51
Other securities                                                                                             1,288,419        2.41
                                                                                                             3,388,709        6.34

CONSUMER STAPLES  - 6.22%
Altria Group, Inc.                                                                           7,747,500         494,523         .92
ConAgra Foods, Inc.                                                                         16,235,000         478,933         .90
Reynolds American Inc.                                                                       4,181,600         336,284         .63
H.J. Heinz Co.                                                                               8,540,000         322,897         .60
Sara Lee Corp.                                                                              13,130,000         308,292         .58
Other securities                                                                                             1,384,702        2.59
                                                                                                             3,325,631        6.22

INDUSTRIALS  - 3.81%
General Electric Co.                                                                        14,405,000         520,453         .97
Emerson Electric Co.                                                                         4,925,000         331,157         .62
Other securities                                                                                             1,186,561        2.22
                                                                                                             2,038,171        3.81

HEALTH CARE  - 2.47%
Bristol-Myers Squibb Co.                                                                    27,125,000         635,810        1.19
Merck & Co., Inc.                                                                           13,185,000         369,839         .69
Other securities                                                                                               316,788         .59
                                                                                                             1,322,437        2.47

CONSUMER DISCRETIONARY  - 2.03%
General Motors Corp.                                                                        10,625,000         391,106         .73
May Department Stores Co.                                                                    9,973,000         338,085         .63
Other securities                                                                                               356,968         .67
                                                                                                             1,086,159        2.03

INFORMATION TECHNOLOGY  - 0.71%
Microsoft Corp.                                                                             14,360,000         377,381         .70
Other securities                                                                                                 3,231         .01
                                                                                                               380,612         .71

MISCELLANEOUS  -  2.06%
Other common stocks in initial period of acquisition                                                         1,101,140        2.06


Total common stocks (cost: $27,706,386,000)                                                                 34,146,387       63.84



                                                                                                Shares          Market     Percent
                                                                                                                 value      of net
Preferred stocks  - 0.96%                                                                                        (000)      assets

FINANCIALS  - 0.95%
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred (1)  (2)                                                                     37,500,000          46,512
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
     preferred (1)  (2)                                                                     10,000,000          15,847         .12
Fannie Mae, Series O, 7.00% preferred 2007  (1)  (3)                                           380,000          21,541         .04
Other securities                                                                                               421,882         .79
                                                                                                               505,782         .95

Other - 0.01%                                                                                                    7,417         .01

Miscellaneous  -  0.00%
Other preferred stocks in initial period of acquisition                                                             74         .00


Total preferred stocks (cost: $455,401,000)                                                                    513,273         .96



                                                                                                                Market     Percent
                                                                                                                 value      of net
Warrants  - 0.00%                                                                                                (000)      assets

Total warrants (cost: $1,021,000)                                                                                  697         .00



                                                                                   Shares or principal          Market     Percent
                                                                                                amount           value      of net
Convertible securities  - 4.65%                                                                                  (000)      assets

CONSUMER DISCRETIONARY  - 1.16%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032            8,615,300         430,593         .81
General Motors Corp., Series B, 5.25% convertible senior debentures 2032               $    19,700,000          17,494         .03
Other securities                                                                                               172,963         .32
                                                                                                               621,050        1.16

Other - 3.44%                                                                                                1,838,864        3.44

Miscellaneous  -  0.05%
Other convertible securities in initial period of acquisition                                                   25,245         .05

Total convertible securities (cost: $2,293,582,000)                                                          2,485,159        4.65



                                                                                             Principal          Market     Percent
                                                                                                amount           value      of net
Bonds & notes  - 22.64%                                                                          (000)           (000)      assets

CONSUMER DISCRETIONARY  - 4.65%
Ford Motor Credit Co. 4.05%-7.875% 2007-2011 (2)                                          $    200,100         212,409
Ford Motor Co. 7.45% 2031                                                                        8,000           8,004         .41
General Motors Acceptance Corp. 4.56%-8.00% 2006-2031 (2)                                      153,400         155,657
General Motors Corp. 7.20% 2011                                                                 28,000          28,129         .35
Other securities                                                                                             2,082,245        3.89
                                                                                                             2,486,444        4.65

TELECOMMUNICATION SERVICES  - 3.01%
SBC Communications Inc. 4.125%-5.10% 2009-2014                                                  66,680          67,021         .13
Verizon Global Funding Corp. 6.125% 2007                                                         7,000           7,380
Verizon New York Inc., Series A, 6.875% 2012                                                     6,500           7,305         .03
BellSouth Corp. 4.20% 2009                                                                       7,000           6,994         .01
Other securities                                                                                             1,521,496        2.84
                                                                                                             1,610,196        3.01

FINANCIALS  - 2.39%
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                                  45,700          49,828
Societe Generale 7.85% (undated) (1)  (2)                                                       11,200          12,084         .11
Household Finance Corp. 4.125%-6.375% 2009-2012                                                 41,000          43,697
HSBC Holdings PLC 5.25% 2012                                                                     3,500           3,647
HSBC Bank USA 4.625% 2014 (1)                                                                    5,000           4,949
Midland Bank 3.063% Eurodollar note (undated) (2)                                                5,000           4,400         .11
J.P. Morgan & Co. Inc. 6.70% 2007                                                                5,000           5,384
J.P. Morgan Chase & Co. 4.00%-5.75% 2008-2013                                                   15,000          15,372         .04
Bank of America Corp. 4.25%-4.375% 2010                                                         10,000          10,039         .02
Other securities                                                                                             1,128,717        2.11
                                                                                                             1,278,117        2.39

MORTGAGE-BACKED OBLIGATIONS  - 1.97% (4)
Fannie Mae 3.804%-11.822%  2010-2042 (2)                                                       268,530         275,774         .52
Other securities                                                                                               777,415        1.45
                                                                                                             1,053,189        1.97

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES  - 1.56%
U.S. Treasury:
5.75% 2005                                                                                    239,500         244,776
0%-9.25% 2007-2025 (5)                                                                        375,042         423,487        1.25
Fannie Mae 6.625%-7.25% 2009-2030                                                               28,000          31,805         .06
Other securities                                                                                               135,187         .25
                                                                                                               835,255        1.56

INDUSTRIALS  - 1.43%
General Electric Capital Corp., Series A, 5.375%-6.00% 2007-2012                                16,000          17,034
General Electric Co. 5.00% 2013                                                                  5,000           5,161         .04
Other securities                                                                                               746,178        1.39
                                                                                                               768,373        1.43

MATERIALS  - 1.34%
Weyerhaeuser Co. 5.25%-6.75% 2008-2012                                                          23,534          25,537         .05
Other securities                                                                                               690,252        1.29
                                                                                                               715,789        1.34

Other - 6.29%                                                                                                3,364,596        6.29

Total bonds & notes (cost: $11,708,074,000)                                                                 12,111,959       22.64



Short-term securities  - 7.89%                                                               Principal          Market     Percent
                                                                                                amount           value      of net
Short-term securities  - 7.89%                                                                   (000)           (000)      assets

U.S. Treasury Bills 1.955%-2.32% due 2/24-4/21/2005  (6)                                       336,200         335,141         .63
Federal Home Loan Bank 2.20%-2.36% due 2/11-3/16/2005                                          300,000         299,460         .56
CAFCO, LLC 2.13%-2.57% due 2/8-4/18/2005 (1)                                                   193,500         192,984
Citicorp 2.51% due 4/4/2005                                                                     50,000          49,776         .45
Bank of America Corp. 2.40%-2.53% due 3/14-4/6/2005  (6)                                       112,400         112,014
Ranger Funding Co. LLC 2.29%-2.43% due 2/4-3/15/2005 (1)                                        72,088          72,011         .34
DuPont (E.I.) de Nemours & Co. 2.21%-2.47% due 2/4-3/28/2005                                   150,300         150,050         .28
Park Avenue Receivables Co., LLC 2.31%-2.48% due 2/9-2/25/2005 (1)                              72,700          72,601
Preferred Receivables Funding Corp. 2.34% due 2/1/2005 (1)                                      65,000          64,996         .26
FCAR Owner Trust I 2.30%-2.43% due 2/2-3/9/2005                                                137,000         136,804         .26
Edison Asset Securitization LLC 2.26%-2.37% due 2/1-3/11/2005 (1)                               83,700          83,609
General Electric Capital Corp. 2.37% due 2/25/2005                                              50,000          49,916         .25
New Center Asset Trust Plus 2.30%-2.48% due 2/10-3/18/2005                                     128,800         128,632         .24
Fannie Mae 2.21%-2.42% due 2/3-3/22/2005                                                       125,000         124,833         .23
SBC Communications Inc. 2.24%-2.43% due 2/2-3/10/2005 (1)                                      124,500         124,395         .23
BellSouth Corp. 2.26%-2.42% due 2/3-3/7/2005 (1)                                               111,500         111,337         .21
Other securities                                                                                             2,109,861        3.95

Total short-term securities (cost: $4,218,465,000)                                                           4,218,420        7.89


Total investment securities (cost: $46,382,929,000)                                                         53,475,895       99.98
Other assets less liabilities                                                                                   10,755         .02

Net assets                                                                                                 $53,486,650     100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended January 31, 2005, appear below.

                                                                                       Beginning
                                                                                          shares
                                                                                    or principal
Company                                                                                   amount         Purchases          Sales
iStar Financial, Inc.                                                                  6,885,000           300,000              -
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred                   400,000                 -              -
iStar Financial, Inc., Series B, 5.125% 2011                                        $ 10,000,000               $ -            $ -
iStar Financial, Inc. 7.00% 2008                                                     $ 6,525,000               $ -            $ -
iStar Financial, Inc., Series B, 4.875% 2009                                         $ 5,000,000               $ -            $ -
iStar Financial, Inc. 6.00% 2010                                                     $ 3,750,000               $ -            $ -
iStar Financial, Inc. 8.75% 2008                                                     $ 1,028,000               $ -            $ -
iStar Financial, Inc., Series B, 5.70% 2014                                          $ 1,000,000               $ -    $ 1,000,000
Arthur J. Gallagher & Co.                                                              3,131,400         2,034,000              -
Montpelier Re Holdings Ltd.                                                            2,290,000           902,000              -
Sunstone Hotel Investors, Inc.                                                                 -         1,910,000              -
Beverly Hills Bancorp Inc.                                                             2,150,517                 -        211,000
Clarent Hospital Corp.  (3) (7)                                                          484,684                 -              -


                                                                                           Ending        Dividend
                                                                                           shares     or interest          Market
                                                                                     or principal          income           value
Company                                                                                    amount           (000)           (000)
iStar Financial, Inc.                                                                   7,185,000          $9,878        $300,692
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred                    400,000             390          10,460
iStar Financial, Inc., Series B, 5.125% 2011                                         $ 10,000,000             441          10,076
iStar Financial, Inc. 7.00% 2008                                                      $ 6,525,000             179           6,991
iStar Financial, Inc., Series B, 4.875% 2009                                          $ 5,000,000             139           5,061
iStar Financial, Inc. 6.00% 2010                                                      $ 3,750,000             114           3,957
iStar Financial, Inc. 8.75% 2008                                                      $ 1,028,000              31           1,166
iStar Financial, Inc., Series B, 5.70% 2014                                                   $ -              24               -
Arthur J. Gallagher & Co.                                                               5,165,400           2,074         153,154
Montpelier Re Holdings Ltd.                                                             3,192,000           2,073         119,540
Sunstone Hotel Investors, Inc.                                                          1,910,000             544          39,919
Beverly Hills Bancorp Inc.                                                              1,939,517             511          20,074
Clarent Hospital Corp.  (3) (7)                                                           484,684               -             242
                                                                                                          $16,398        $671,332


The following footnotes to the summary investment portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $4,907,999,000, which represented 9.18% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Security did not produce income during the last 12 months.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Valued under fair value procedures adopted by authority of the Board of Directors.

ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities                                   unaudited
at January 31, 2005                           (dollars and shares in thousands,
                                                      except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $45,750,284)                                            $52,804,563
  Affiliated issuers (cost: $632,645)                                                     671,332               $53,475,895
 Cash denominated in non-U.S. currencies (cost: $3,020)                                                               3,326
 Cash                                                                                                                17,366
 Receivables for:
  Sales of investments                                                                    190,305
  Sales of fund's shares                                                                  186,147
  Dividends and interest                                                                  294,781                   671,233
                                                                                                                 54,167,820
Liabilities:
 Payables for:
  Purchases of investments                                                                447,927
  Repurchases of fund's shares                                                             35,655
  Dividends on fund's shares                                                              159,513
  Investment advisory services                                                             10,015
  Services provided by affiliates                                                          25,930
  Deferred Directors' compensation                                                          1,782
  Other fees and expenses                                                                     348                   681,170
Net assets at January 31, 2005                                                                                  $53,486,650

Net assets consist of:
 Capital paid in on shares of capital stock                                                                     $46,086,973
 Undistributed net investment income                                                                                271,959
 Undistributed net realized gain                                                                                     34,302
 Net unrealized appreciation                                                                                      7,093,416
Net assets at January 31, 2005                                                                                  $53,486,650

Total authorized capital stock - 5,500,000 shares, $.001 par value (2,939,003 total shares outstanding)

                                                                                                                  Net asset value
                                                                       Net assets      Shares outstanding           per share (1)

Class A                                                              $ 42,360,702               2,325,306                 $ 18.22
Class B                                                                 3,799,056                 209,586                   18.13
Class C                                                                 4,901,084                 270,736                   18.10
Class F                                                                 1,317,867                  72,423                   18.20
Class 529-A                                                               262,561                  14,425                   18.20
Class 529-B                                                                64,011                   3,524                   18.16
Class 529-C                                                               125,218                   6,890                   18.17
Class 529-E                                                                14,022                     771                   18.18
Class 529-F                                                                 3,778                     208                   18.20
Class R-1                                                                  11,226                     618                   18.17
Class R-2                                                                 207,407                  11,445                   18.12
Class R-3                                                                 284,707                  15,656                   18.18
Class R-4                                                                  68,974                   3,789                   18.20
Class R-5                                                                  66,037                   3,626                   18.21
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $19.33 and
    $19.31, respectively.

See Notes to Financial Statements


Statement of operations                                              unaudited
for the six months ended January 31, 2005               (dollars in thousands)

Investment income:
 Income:
  Dividends (net of non-U.S. withholding tax of $5,329;
            also includes $15,470 from affiliates)                                            $640,855
  Interest (net of non-U.S. withholding tax of $3;
            also includes $928 from affiliates)                                                500,504               $1,141,359

 Fees and expenses:
  Investment advisory services                                                                  61,006
  Distribution services                                                                         87,620
  Transfer agent services                                                                       13,152
  Administrative services                                                                        5,960
  Reports to shareholders                                                                          660
  Registration statement and prospectus                                                          2,293
  Postage, stationery and supplies                                                               1,237
  Directors' compensation                                                                          367
  Auditing and legal                                                                               127
  Custodian                                                                                      1,284
  State and local taxes                                                                              1
  Other                                                                                             13
  Total expenses before reimbursement/waiver                                                   173,720
   Reimbursement/waiver of expenses                                                              2,656                  171,064
 Net investment income                                                                                                  970,295

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
 Net realized gain (loss) on:
  Investments (includes $235 net loss from affiliates)                                          40,170
  Non-U.S. currency transactions                                                                (2,121)                  38,049
 Net unrealized appreciation on:
  Investments                                                                                3,248,569
  Non-U.S. currency translations                                                                   308                3,248,877
   Net realized gain and unrealized appreciation
    on investments and non-U.S. currency                                                                              3,286,926
Net increase in net assets resulting
 from operations                                                                                                     $4,257,221

See Notes to Financial Statements




Statement of changes in net assets                      (dollars in thousands)

                                                                                            Six months               Year ended
                                                                                     ended January 31,                 July 31,
                                                                                                 2005*                     2004
Operations:
 Net investment income                                                                        $970,295               $1,557,944
 Net realized gain on investments and
  non-U.S. currency transactions                                                                38,049                  732,245
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                          3,248,877                2,871,155
  Net increase in net assets resulting from operations                                       4,257,221                5,161,344

Dividends and distributions paid or accrued to shareholders
 Dividends from net investment income                                                         (852,801)              (1,635,840)
 Distributions from net realized gain on investments                                          (377,651)                       -
   Total dividends and distributions paid or accrued
    to shareholders                                                                         (1,230,452)              (1,635,840)

Capital share transactions                                                                   5,556,835               10,818,973

Total increase in net assets                                                                 8,583,604               14,344,477

Net assets:
 Beginning of period                                                                        44,903,046               30,558,569
 End of period (including undistributed net investment
  income: $271,959 and $154,465, respectively)                                             $53,486,650              $44,903,046

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College Savings
Plan.(sm)

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders from net realized gain on investments are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and paydowns on investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2005, the cost of investment securities for federal income tax purposes was $46,385,709,000.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                                      $433,261
Accumulated short-term capital losses                                                                       (213,547)
Undistributed long-term capital gains                                                                        249,410
Gross unrealized appreciation on investment securities                                                     7,716,256
Gross unrealized depreciation on investment securities                                                      (626,070)
Net unrealized appreciation on investment securities                                                       7,090,186

Undistributed net investment income and currency gains above include currency losses of $2,755,000, that were realized during the period November 1, 2003 through July 31, 2004. During the six months ended January 31, 2005, the fund realized, on a tax basis, a net capital gain of $38,354,000.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

                                                                          Six months ended January 31, 2005
                                                        Distributions from           Distributions from       Total distributions
                                                           ordinary income      long-term capital gains           paid or accrued
Share class
Class A                                                          $ 708,738                    $ 299,584               $ 1,008,322
Class B                                                             50,092                       27,214                    77,306
Class C                                                             59,529                       34,316                    93,845
Class F                                                             20,084                        9,106                    29,190
Class 529-A                                                          3,948                        1,788                     5,736
Class 529-B                                                            749                          447                     1,196
Class 529-C                                                          1,424                          856                     2,280
Class 529-E                                                            188                           95                       283
Class 529-F                                                             55                           25                        80
Class R-1                                                              128                           77                       205
Class R-2                                                            2,354                        1,403                     3,757
Class R-3                                                            3,543                        1,829                     5,372
Class R-4                                                              788                          430                     1,218
Class R-5                                                            1,181                          481                     1,662
Total                                                            $ 852,801                    $ 377,651               $ 1,230,452



                                                                                Year ended July 31, 2004
                                                        Distributions from           Distributions from       Total distributions
                                                           ordinary income      long-term capital gains           paid or accrued
Share class
Class A                                                        $ 1,387,880                            -               $ 1,387,880
Class B                                                             96,494                            -                    96,494
Class C                                                             99,411                            -                    99,411
Class F                                                             31,594                            -                    31,594
Class 529-A                                                          6,046                            -                     6,046
Class 529-B                                                          1,278                            -                     1,278
Class 529-C                                                          2,318                            -                     2,318
Class 529-E                                                            303                            -                       303
Class 529-F                                                             72                            -                        72
Class R-1                                                              166                            -                       166
Class R-2                                                            3,089                            -                     3,089
Class R-3                                                            4,239                            -                     4,239
Class R-4                                                              738                            -                       738
Class R-5                                                            2,212                            -                     2,212
Total                                                          $ 1,635,840                            -               $ 1,635,840


4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees were based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.129% on such assets in excess of $44 billion. The Board of Directors approved an amended agreement effective January 1, 2005, continuing the series of rates to include an additional annual rate of 0.127% on daily net assets in excess of $55 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund's monthly gross income. During the six months ended January 31, 2005, CRMC reduced investment advisory services fees by $2,520,000. As a result, the fee shown on the accompanying financial statements of $61,006,000, which was equivalent to an annualized rate of 0.245%, was reduced to $58,486,000, or 0.235% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended January 31, 2005, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the six months ended January 31, 2005, the total fees paid by CRMC were $2,000 and $134,000 for Class R-1 and Class R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the six months ended January 31, 2005, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $43,873          $11,948        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          17,883           1,204         Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          22,036         Included            $3,305              $332            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F          1,462          Included              877                 69            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         172           Included              172                 13                 $114
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         291           Included              44                  11                  29
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         550           Included              83                  15                  55
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E          30           Included               9                  1                    2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          4            Included               2                  -*                  6
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1           48           Included               7                  5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          651           Included              130                365            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          563           Included              169                 76            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4           57           Included              34                   2            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included              32                  1             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $87,620          $13,152            $4,864              $890                 $206
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $367,000, shown on the accompanying financial statements, includes $186,000 in current fees (either paid in cash or deferred) and a net increase of $181,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                            Reinvestments of
Share class                                                                 Sales(1)                  dividends and distributions
                                                                      Amount        Shares                 Amount         Shares
Six months ended January 31, 2005
Class A                                                          $ 4,710,438       263,518              $ 893,991         49,226
Class B                                                              418,053        23,576                 66,241          3,660
Class C                                                              933,156        52,504                 76,174          4,214
Class F                                                              316,429        17,722                 23,083          1,271
Class 529-A                                                           54,127         3,021                  5,611            309
Class 529-B                                                            9,130           512                  1,193             66
Class 529-C                                                           24,839         1,386                  2,261            124
Class 529-E                                                            3,039           169                    278             15
Class 529-F                                                              974            55                     77              4
Class R-1                                                              3,901           218                    200             11
Class R-2                                                             70,791         3,981                  3,612            199
Class R-3                                                            115,701         6,461                  5,041            277
Class R-4                                                             39,890         2,216                  1,101             61
Class R-5                                                              9,454           527                  1,094             60
Total net increase
   (decrease)                                                    $ 6,709,922       375,866            $ 1,079,957         59,497

Year ended July 31, 2004
Class A                                                          $ 9,206,376       549,512            $ 1,103,176         66,213
Class B                                                            1,101,061        66,441                 75,097          4,529
Class C                                                            1,949,484       117,251                 74,955          4,517
Class F                                                              574,424        34,311                 22,212          1,330
Class 529-A                                                           92,062         5,493                  5,362            321
Class 529-B                                                           20,391         1,222                  1,143             68
Class 529-C                                                           48,073         2,875                  2,065            124
Class 529-E                                                            4,740           283                    270             16
Class 529-F                                                            2,187           130                     62              4
Class R-1                                                              6,192           371                    144              9
Class R-2                                                             94,869         5,672                  2,697            162
Class R-3                                                            144,994         8,700                  3,667            219
Class R-4                                                             23,901         1,420                    638             38
Class R-5                                                             18,243         1,090                  1,123             67
Total net increase
   (decrease)                                                   $ 13,286,997       794,771            $ 1,292,611         77,617



Share class                                                              Repurchases(1)                       Net increase
                                                                      Amount        Shares                 Amount        Shares
Six months ended January 31, 2005
Class A                                                         $ (1,740,154)      (97,332)           $ 3,864,275       215,412
Class B                                                             (134,209)       (7,557)               350,085        19,679
Class C                                                             (204,448)      (11,505)               804,882        45,213
Class F                                                              (90,996)       (5,095)               248,516        13,898
Class 529-A                                                           (5,916)         (331)                53,822         2,999
Class 529-B                                                             (970)          (55)                 9,353           523
Class 529-C                                                           (3,556)         (199)                23,544         1,311
Class 529-E                                                             (346)          (19)                 2,971           165
Class 529-F                                                             (347)          (20)                   704            39
Class R-1                                                             (1,506)          (84)                 2,595           145
Class R-2                                                            (15,965)         (896)                58,438         3,284
Class R-3                                                            (25,066)       (1,413)                95,676         5,325
Class R-4                                                             (3,890)         (217)                37,101         2,060
Class R-5                                                             (5,675)         (317)                 4,873           270
Total net increase
   (decrease)                                                   $ (2,233,044)     (125,040)           $ 5,556,835       310,323

Year ended July 31, 2004
Class A                                                         $ (3,062,800)     (182,922)           $ 7,246,752       432,803
Class B                                                             (204,546)      (12,236)               971,612        58,734
Class C                                                             (281,356)      (16,825)             1,743,083       104,943
Class F                                                             (129,030)       (7,671)               467,606        27,970
Class 529-A                                                           (6,789)         (402)                90,635         5,412
Class 529-B                                                           (1,439)          (85)                20,095         1,205
Class 529-C                                                           (4,315)         (256)                45,823         2,743
Class 529-E                                                             (516)          (30)                 4,494           269
Class 529-F                                                             (258)          (15)                 1,991           119
Class R-1                                                               (874)          (52)                 5,462           328
Class R-2                                                            (17,214)       (1,031)                80,352         4,803
Class R-3                                                            (37,073)       (2,254)               111,588         6,665
Class R-4                                                             (8,520)         (523)                16,019           935
Class R-5                                                             (5,905)         (358)                13,461           799
Total net increase
   (decrease)                                                   $ (3,760,635)     (224,660)          $ 10,818,973       647,728

(1) Includes exchanges between share classes of the fund.


6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $10,233,881,000 and $5,809,943,000, respectively, during the six months ended January 31, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2005, the custodian fee of $1,284,000, shown on the accompanying financial statements, includes $122,000 that was offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                        Income (loss) from investment operations(2)
                                                                                                              Net
                                                                          Net asset                 gains (losses)
                                                                             value,          Net    on securities    Total from
                                                                          beginning   investment   (both realized    investment
                                                                          of period       income   and unrealized)   operations
Class A:
 Six months ended 1/31/2005 (5)                                              $17.10         $.36            $1.20         $1.56
 Year ended 7/31/2004                                                         15.44          .70             1.70          2.40
 Year ended 7/31/2003                                                         14.49          .72              .98          1.70
 Year ended 7/31/2002                                                         16.44          .74            (1.73)         (.99)
 Year ended 7/31/2001                                                         15.43          .83             1.46          2.29
 Year ended 7/31/2000                                                         17.51          .88            (1.28)         (.40)
Class B:
 Six months ended 1/31/2005 (5)                                               17.01          .29             1.20          1.49
 Year ended 7/31/2004                                                         15.36          .56             1.69          2.25
 Year ended 7/31/2003                                                         14.42          .61              .97          1.58
 Year ended 7/31/2002                                                         16.39          .61            (1.73)        (1.12)
 Year ended 7/31/2001                                                         15.39          .72             1.46          2.18
 Period from 3/15/2000 to 7/31/2000                                           14.93          .24              .41           .65
Class C:
 Six months ended 1/31/2005 (5)                                               16.99          .28             1.19          1.47
 Year ended 7/31/2004                                                         15.34          .55             1.69          2.24
 Year ended 7/31/2003                                                         14.41          .59              .97          1.56
 Year ended 7/31/2002                                                         16.37          .59            (1.71)        (1.12)
 Period from 3/15/2001 to 7/31/2001                                           15.85          .21              .48           .69
Class F:
 Six months ended 1/31/2005 (5)                                               17.08          .35             1.20          1.55
 Year ended 7/31/2004                                                         15.42          .67             1.71          2.38
 Year ended 7/31/2003                                                         14.47          .71              .97          1.68
 Year ended 7/31/2002                                                         16.44          .71            (1.73)        (1.02)
 Period from 3/15/2001 to 7/31/2001                                           15.89          .27              .48           .75
Class 529-A:
 Six months ended 1/31/2005 (5)                                               17.08          .35             1.19          1.54
 Year ended 7/31/2004                                                         15.42          .68             1.70          2.38
 Year ended 7/31/2003                                                         14.48          .71              .97          1.68
 Period from 2/15/2002 to 7/31/2002                                           15.76          .31            (1.20)         (.89)
Class 529-B:
 Six months ended 1/31/2005 (5)                                               17.05          .27             1.19          1.46
 Year ended 7/31/2004                                                         15.36          .53             1.70          2.23
 Year ended 7/31/2003                                                         14.46          .58              .97          1.55
 Period from 2/19/2002 to 7/31/2002                                           15.63          .25            (1.06)         (.81)
Class 529-C:
 Six months ended 1/31/2005 (5)                                               17.06          .27             1.19          1.46
 Year ended 7/31/2004                                                         15.39          .53             1.71          2.24
 Year ended 7/31/2003                                                         14.46          .58              .97          1.55
 Period from 2/19/2002 to 7/31/2002                                           15.63          .25            (1.06)         (.81)
Class 529-E:
 Six months ended 1/31/2005 (5)                                               17.06          .32             1.19          1.51
 Year ended 7/31/2004                                                         15.40          .62             1.70          2.32
 Year ended 7/31/2003                                                         14.47          .66              .96          1.62
 Period from 2/25/2002 to 7/31/2002                                           15.81          .27            (1.23)         (.96)
Class 529-F:
 Six months ended 1/31/2005 (5)                                               17.08          .34             1.20          1.54
 Year ended 7/31/2004                                                         15.42          .67             1.69          2.36
 Period from 9/17/2002 to 7/31/2003                                           14.11          .60             1.24          1.84




Financial highlights (1)                                           (continued)

                                                                                     Income (loss) from investment operations(2)
                                                                                                              Net
                                                                          Net asset                  gains(losses)
                                                                             value,          Net    on securities    Total from
                                                                          beginning   investment   (both realized    investment
                                                                          of period       income   and unrealized)   operations
Class R-1:
 Six months ended 1/31/2005 (5)                                              $17.05         $.28            $1.19         $1.47
 Year ended 7/31/2004                                                         15.39          .55             1.70          2.25
 Year ended 7/31/2003                                                         14.47          .60              .96          1.56
 Period from 6/17/2002 to 7/31/2002                                           15.65          .06            (1.24)        (1.18)
Class R-2:
 Six months ended 1/31/2005 (5)                                               17.01          .28             1.19          1.47
 Year ended 7/31/2004                                                         15.36          .55             1.69          2.24
 Year ended 7/31/2003                                                         14.48          .59              .95          1.54
 Period from 5/31/2002 to 7/31/2002                                           16.26          .09            (1.69)        (1.60)
Class R-3:
 Six months ended 1/31/2005 (5)                                               17.07          .32             1.19          1.51
 Year ended 7/31/2004                                                         15.41          .62             1.70          2.32
 Year ended 7/31/2003                                                         14.48          .65              .98          1.63
 Period from 6/4/2002 to 7/31/2002                                            16.09          .09            (1.51)        (1.42)
Class R-4:
 Six months ended 1/31/2005 (5)                                               17.09          .35             1.19          1.54
 Year ended 7/31/2004                                                         15.43          .68             1.70          2.38
 Year ended 7/31/2003                                                         14.49          .70              .98          1.68
 Period from 6/27/2002 to 7/31/2002                                           15.25          .08             (.84)         (.76)
Class R-5:
 Six months ended 1/31/2005 (5)                                               17.10          .38             1.18          1.56
 Year ended 7/31/2004                                                         15.44          .73             1.71          2.44
 Year ended 7/31/2003                                                         14.49          .75              .98          1.73
 Period from 5/15/2002 to 7/31/2002                                           16.31          .15            (1.77)        (1.62)




Financial highlights (1)

                                                                                 Dividends and distributions

                                                                           Dividends
                                                                           (from net   Distributions           Total     Net asset
                                                                          investment   (from capital   dividends and    value, end
                                                                             income)          gains)   distributions     of period
Class A:
 Six months ended 1/31/2005 (5)                                               $(.31)          $(.13)          $(.44)       $18.22
 Year ended 7/31/2004                                                          (.74)              -            (.74)        17.10
 Year ended 7/31/2003                                                          (.73)           (.02)           (.75)        15.44
 Year ended 7/31/2002                                                          (.80)           (.16)           (.96)        14.49
 Year ended 7/31/2001                                                          (.80)           (.48)          (1.28)        16.44
 Year ended 7/31/2000                                                          (.87)           (.81)          (1.68)        15.43
Class B:
 Six months ended 1/31/2005 (5)                                                (.24)           (.13)           (.37)        18.13
 Year ended 7/31/2004                                                          (.60)              -            (.60)        17.01
 Year ended 7/31/2003                                                          (.62)           (.02)           (.64)        15.36
 Year ended 7/31/2002                                                          (.69)           (.16)           (.85)        14.42
 Year ended 7/31/2001                                                          (.70)           (.48)          (1.18)        16.39
 Period from 3/15/2000 to 7/31/2000                                            (.19)              -            (.19)        15.39
Class C:
 Six months ended 1/31/2005 (5)                                                (.23)           (.13)           (.36)        18.10
 Year ended 7/31/2004                                                          (.59)              -            (.59)        16.99
 Year ended 7/31/2003                                                          (.61)           (.02)           (.63)        15.34
 Year ended 7/31/2002                                                          (.68)           (.16)           (.84)        14.41
 Period from 3/15/2001 to 7/31/2001                                            (.17)              -            (.17)        16.37
Class F:
 Six months ended 1/31/2005 (5)                                                (.30)           (.13)           (.43)        18.20
 Year ended 7/31/2004                                                          (.72)              -            (.72)        17.08
 Year ended 7/31/2003                                                          (.71)           (.02)           (.73)        15.42
 Year ended 7/31/2002                                                          (.79)           (.16)           (.95)        14.47
 Period from 3/15/2001 to 7/31/2001                                            (.20)              -            (.20)        16.44
Class 529-A:
 Six months ended 1/31/2005 (5)                                                (.29)           (.13)           (.42)        18.20
 Year ended 7/31/2004                                                          (.72)              -            (.72)        17.08
 Year ended 7/31/2003                                                          (.72)           (.02)           (.74)        15.42
 Period from 2/15/2002 to 7/31/2002                                            (.39)              -            (.39)        14.48
Class 529-B:
 Six months ended 1/31/2005 (5)                                                (.22)           (.13)           (.35)        18.16
 Year ended 7/31/2004                                                          (.54)              -            (.54)        17.05
 Year ended 7/31/2003                                                          (.63)           (.02)           (.65)        15.36
 Period from 2/19/2002 to 7/31/2002                                            (.36)              -            (.36)        14.46
Class 529-C:
 Six months ended 1/31/2005 (5)                                                (.22)           (.13)           (.35)        18.17
 Year ended 7/31/2004                                                          (.57)              -            (.57)        17.06
 Year ended 7/31/2003                                                          (.60)           (.02)           (.62)        15.39
 Period from 2/19/2002 to 7/31/2002                                            (.36)              -            (.36)        14.46
Class 529-E:
 Six months ended 1/31/2005 (5)                                                (.26)           (.13)           (.39)        18.18
 Year ended 7/31/2004                                                          (.66)              -            (.66)        17.06
 Year ended 7/31/2003                                                          (.67)           (.02)           (.69)        15.40
 Period from 2/25/2002 to 7/31/2002                                            (.38)              -            (.38)        14.47
Class 529-F:
 Six months ended 1/31/2005 (5)                                                (.29)           (.13)           (.42)        18.20
 Year ended 7/31/2004                                                          (.70)              -            (.70)        17.08
 Period from 9/17/2002 to 7/31/2003                                            (.51)           (.02)           (.53)        15.42




Financial highlights (1)                                            (continued)

                                                                                  Dividends and distributions

                                                                          Dividends
                                                                          (from net   Distributions           Total     Net asset
                                                                         investment   (from capital   dividends and    value, end
                                                                             income)          gains)  distributions     of period
Class R-1:
 Six months ended 1/31/2005 (5)                                               $(.22)          $(.13)          $(.35)       $18.17
 Year ended 7/31/2004                                                          (.59)              -            (.59)        17.05
 Year ended 7/31/2003                                                          (.62)           (.02)           (.64)        15.39
 Period from 6/17/2002 to 7/31/2002                                               -               -               -         14.47
Class R-2:
 Six months ended 1/31/2005 (5)                                                (.23)           (.13)           (.36)        18.12
 Year ended 7/31/2004                                                          (.59)              -            (.59)        17.01
 Year ended 7/31/2003                                                          (.64)           (.02)           (.66)        15.36
 Period from 5/31/2002 to 7/31/2002                                            (.18)              -            (.18)        14.48
Class R-3:
 Six months ended 1/31/2005 (5)                                                (.27)           (.13)           (.40)        18.18
 Year ended 7/31/2004                                                          (.66)              -            (.66)        17.07
 Year ended 7/31/2003                                                          (.68)           (.02)           (.70)        15.41
 Period from 6/4/2002 to 7/31/2002                                             (.19)              -            (.19)        14.48
Class R-4:
 Six months ended 1/31/2005 (5)                                                (.30)           (.13)           (.43)        18.20
 Year ended 7/31/2004                                                          (.72)              -            (.72)        17.09
 Year ended 7/31/2003                                                          (.72)           (.02)           (.74)        15.43
 Period from 6/27/2002 to 7/31/2002                                               -               -               -         14.49
Class R-5:
 Six months ended 1/31/2005 (5)                                                (.32)           (.13)           (.45)        18.21
 Year ended 7/31/2004                                                          (.78)              -            (.78)        17.10
 Year ended 7/31/2003                                                          (.76)           (.02)           (.78)        15.44
 Period from 5/15/2002 to 7/31/2002                                            (.20)              -            (.20)        14.49




Financial highlights (1)

                                                                            Ratio of expenses  Ratio of expenses
                                                                               to average net     to average net        Ratio of
                                                              Net assets,       assets before       assets after      net income
                                                     Total  end of period     reimbursements/    reimbursements/      to average
                                                 return (3)  (in millions)            waivers            waivers (4)  net assets
Class A:
 Six months ended 1/31/2005 (5)                       9.22%       $42,361                .55% (6)           .54% (6)       4.05%(6)
 Year ended 7/31/2004                                15.76         36,075                .57                .57            4.15
 Year ended 7/31/2003                                12.18         25,891                .61                .61            4.98
 Year ended 7/31/2002                                (6.35)        19,585                .61                .61            4.66
 Year ended 7/31/2001                                15.53         19,519                .62                .62            5.18
 Year ended 7/31/2000                                (2.08)        18,102                .63                .63            5.52
Class B:
 Six months ended 1/31/2005 (5)                       8.85          3,799               1.34 (6)           1.33 (6)        3.26 (6)
 Year ended 7/31/2004                                14.84          3,231               1.35               1.35            3.37
 Year ended 7/31/2003                                11.37          2,015               1.39               1.39            4.17
 Year ended 7/31/2002                                (7.14)           800               1.37               1.37            3.88
 Year ended 7/31/2001                                14.77            254               1.38               1.38            4.15
 Period from 3/15/2000 to 7/31/2000                   4.33             29                .52                .52            1.73
Class C:
 Six months ended 1/31/2005 (5)                       8.74          4,901               1.43 (6)           1.42 (6)        3.14 (6)
 Year ended 7/31/2004                                14.75          3,833               1.44               1.44            3.26
 Year ended 7/31/2003                                11.23          1,850               1.48               1.48            4.07
 Year ended 7/31/2002                                (7.17)           614               1.48               1.48            3.77
 Period from 3/15/2001 to 7/31/2001                   4.35             89                .62                .62            1.28
Class F:
 Six months ended 1/31/2005 (5)                       9.16          1,318                .68 (6)            .67 (6)        3.89 (6)
 Year ended 7/31/2004                                15.65          1,000                .69                .69            4.02
 Year ended 7/31/2003                                12.11            471                .72                .72            4.83
 Year ended 7/31/2002                                (6.56)           156                .73                .73            4.52
 Period from 3/15/2001 to 7/31/2001                   4.71             22                .31                .31            1.58
Class 529-A:
 Six months ended 1/31/2005 (5)                       9.16            263                .68 (6)            .67 (6)        3.91 (6)
 Year ended 7/31/2004                                15.61            195                .67                .67            4.06
 Year ended 7/31/2003                                12.10             93                .68                .68            4.87
 Period from 2/15/2002 to 7/31/2002                  (5.83)            24                .37                .37            2.02
Class 529-B:
 Six months ended 1/31/2005 (5)                       8.65             64               1.56 (6)           1.55 (6)        3.04 (6)
 Year ended 7/31/2004                                14.67             51               1.57               1.57            3.16
 Year ended 7/31/2003                                11.10             28               1.60               1.60            3.95
 Period from 2/19/2002 to 7/31/2002                  (5.40)             7                .71                .71            1.62
Class 529-C:
 Six months ended 1/31/2005 (5)                       8.65            125               1.55 (6)           1.54 (6)        3.04 (6)
 Year ended 7/31/2004                                14.69             95               1.56               1.56            3.17
 Year ended 7/31/2003                                11.10             44               1.59               1.59            3.96
 Period from 2/19/2002 to 7/31/2002                  (5.40)            12                .70                .70            1.63
Class 529-E:
 Six months ended 1/31/2005 (5)                       8.99             14               1.03 (6)           1.02 (6)        3.56 (6)
 Year ended 7/31/2004                                15.24             10               1.04               1.04            3.69
 Year ended 7/31/2003                                11.66              5               1.06               1.06            4.48
 Period from 2/25/2002 to 7/31/2002                  (6.24)             1                .45                .45            1.79
Class 529-F:
 Six months ended 1/31/2005 (5)                       9.11              4                .78 (6)            .77 (6)        3.82 (6)
 Year ended 7/31/2004                                15.53              3                .79                .79            3.95
 Period from 9/17/2002 to 7/31/2003                  13.38              1                .81 (6)            .81 (6)        4.68 (6)




Financial highlights (1)                                            (continued)


                                                                           Ratio of expenses  Ratio of expenses
                                                                              to average net     to average net        Ratio of
                                                              Net assets,      assets before       assets after      net income
                                                     Total  end of period    reimbursements/    reimbursements/      to average
                                                    return   (in millions)           waivers            waivers (4)  net assets
Class R-1:
 Six months ended 1/31/2005 (5)                       8.76%           $11               1.51% (6)          1.46% (6)       3.12% (6)
 Year ended 7/31/2004                                14.75              8               1.55               1.48            3.27
 Year ended 7/31/2003                                11.19              2               1.92               1.50            4.02
 Period from 6/17/2002 to 7/31/2002                  (7.54)             - (7)            .32                .18             .42
Class R-2:
 Six months ended 1/31/2005 (5)                       8.74            207               1.59 (6)           1.42 (6)        3.14 (6)
 Year ended 7/31/2004                                14.75            139               1.75               1.44            3.30
 Year ended 7/31/2003                                11.12             52               1.81               1.46            4.02
 Period from 5/31/2002 to 7/31/2002                  (9.95)             1                .29                .24             .66
Class R-3:
 Six months ended 1/31/2005 (5)                       8.94            285                .98 (6)            .97 (6)        3.58 (6)
 Year ended 7/31/2004                                15.25            176               1.02               1.02            3.70
 Year ended 7/31/2003                                11.68             56               1.12               1.08            4.42
 Period from 6/4/2002 to 7/31/2002                   (8.90)             1                .19                .17             .61
Class R-4:
 Six months ended 1/31/2005 (5)                       9.16             69                .68 (6)            .67 (6)        3.85 (6)
 Year ended 7/31/2004                                15.64             30                .69                .69            4.05
 Year ended 7/31/2003                                12.07             12                .72                .72            4.81
 Period from 6/27/2002 to 7/31/2002                  (4.98)             - (7)           5.11                .03             .52
Class R-5:
 Six months ended 1/31/2005 (5)                       9.26             66                .37 (6)            .36 (6)        4.23 (6)
 Year ended 7/31/2004                                16.01             57                .37                .37            4.35
 Year ended 7/31/2003                                12.43             39                .40                .40            5.17
 Period from 5/15/2002 to 7/31/2002                  (9.99)            22                .09                .09             .97


                                                      Six months ended
                                                         January 31,                     Year ended July 31
                                                           2005(5)        2004       2003       2002       2001       2000

Portfolio turnover rate for all classes of shares           13%            27%        28%        36%        44%        35%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the six months ended 1/31/2005, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                               Beginning account     Ending account           Expenses paid         Annualized
                                                  value 8/1/2004          1/31/2005       during period (1)      expense ratio


Class A -- actual return                         $      1,000.00          $1,092.20                  $2.85                .54%
Class A -- assumed 5% return                            1,000.00           1,022.48                   2.75                .54
Class B -- actual return                                1,000.00           1,088.49                   7.00               1.33
Class B -- assumed 5% return                            1,000.00           1,018.50                   6.77               1.33
Class C -- actual return                                1,000.00           1,087.45                   7.47               1.42
Class C -- assumed 5% return                            1,000.00           1,018.05                   7.22               1.42
Class F -- actual return                                1,000.00           1,091.62                   3.53                .67
Class F -- assumed 5% return                            1,000.00           1,021.83                   3.41                .67
Class 529-A -- actual return                            1,000.00           1,091.61                   3.53                .67
Class 529-A -- assumed 5% return                        1,000.00           1,021.83                   3.41                .67
Class 529-B -- actual return                            1,000.00           1,086.50                   8.15               1.55
Class 529-B -- assumed 5% return                        1,000.00           1,017.39                   7.88               1.55
Class 529-C -- actual return                            1,000.00           1,086.51                   8.10               1.54
Class 529-C -- assumed 5% return                        1,000.00           1,017.44                   7.83               1.54
Class 529-E -- actual return                            1,000.00           1,089.87                   5.37               1.02
Class 529-E -- assumed 5% return                        1,000.00           1,020.06                   5.19               1.02
Class 529-F -- actual return                            1,000.00           1,091.08                   4.06                .77
Class 529-F -- assumed 5% return                        1,000.00           1,021.32                   3.92                .77
Class R-1 -- actual return                              1,000.00           1,087.55                   7.68               1.46
Class R-1 -- assumed 5% return                          1,000.00           1,017.85                   7.43               1.46
Class R-2 -- actual return                              1,000.00           1,087.38                   7.47               1.42
Class R-2 -- assumed 5% return                          1,000.00           1,018.05                   7.22               1.42
Class R-3 -- actual return                              1,000.00           1,089.43                   5.11                .97
Class R-3 -- assumed 5% return                          1,000.00           1,020.32                   4.94                .97
Class R-4 -- actual return                              1,000.00           1,091.56                   3.53                .67
Class R-4 -- assumed 5% return                          1,000.00           1,021.83                   3.41                .67
Class R-5 -- actual return                              1,000.00           1,092.58                   1.90                .36
Class R-5 -- assumed 5% return                          1,000.00           1,023.39                   1.84                .36

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).


OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended December 31, 2004
(the most recent calendar quarter):                                                            1 year         Life of class

Class B shares
     Reflecting applicable contingent deferred sales charge
         (CDSC), maximum of 5%, payable only if shares are sold
         within six years of purchase                                                          +7.01%            +9.60%(1)
     Not reflecting CDSC                                                                      +12.01%            +9.89%(1)

Class C shares
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                                                 +10.93%            +8.58%(2)
     Not reflecting CDSC                                                                      +11.93%            +8.58%(2)

Class F shares(3)
     Not reflecting annual asset-based fee charged by sponsoring firm                         +12.80%            +9.39%(2)

Class 529-A shares
     Reflecting 5.75% maximum sales charge                                                     +6.24%            +8.83%(4)
     Not reflecting maximum sales charge                                                      +12.74%           +11.09%(4)

Class 529-B shares
     Reflecting applicable CDSC, maximum of 5%, payable only
         if shares are sold within six years of purchase                                       +6.75%            +9.33%(5)
Not reflecting CDSC                                                                           +11.75%           +10.50%(5)

Class 529-C shares
     Reflecting CDSC, maximum of 1%, payable only if shares
         are sold within one year of purchase                                                 +10.82%           +10.52%(5)
     Not reflecting CDSC                                                                      +11.82%           +10.52%(5)

Class 529-E shares(3)                                                                         +12.38%           +10.69%(6)

Class 529-F shares(3)
     Not reflecting annual asset-based fee charged by sponsoring firm                         +12.63%           +17.69%(7)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 26 for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B and Class 529-C shares were first sold.
(6) Average annual total return from February 25, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address
nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406


There are several ways to invest in The Income Fund of America. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.79 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.88 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by
0.13 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete January 31, 2005, portfolio of The Income Fund of America's investments is available free of charge on the SEC website or upon request by calling AFS.

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of The Income Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

What makes American Funds different?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 mutual funds, consistent philosophy, consistent results

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
>  The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-906-0305P

Litho in USA BAG/GRS/8088-S1940



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

The Income Fund of America

INVESTMENT PORTFOLIO
January 31, 2005                                                      unaudited

                                                                                                                       Market value
Common stocks -- 63.84%                                                                                      Shares           (000)

FINANCIALS -- 17.05%
Bank of America Corp.                                                                                    14,378,880        $666,749
HSBC Holdings PLC (United Kingdom)                                                                       19,321,426         319,533
HSBC Holdings PLC (Hong Kong)                                                                            11,552,054         191,070
Societe Generale                                                                                          5,107,300         508,896
Citigroup Inc.                                                                                            9,485,000         465,239
Washington Mutual, Inc.                                                                                  10,305,000         415,807
J.P. Morgan Chase & Co.                                                                                  10,750,000         401,297
U.S. Bancorp                                                                                             12,920,000         388,246
Lloyds TSB Group PLC                                                                                     37,062,171         346,231
iStar Financial, Inc.(1)                                                                                  7,185,000         300,692
Fannie Mae                                                                                                4,506,200         291,010
Wells Fargo & Co.                                                                                         4,460,000         273,398
Boston Properties, Inc.                                                                                   4,605,000         266,077
ING Groep NV                                                                                              8,189,076         235,819
Wachovia Corp.                                                                                            4,250,000         233,112
Equity Residential                                                                                        7,387,700         233,008
Regions Financial Corp.                                                                                   6,510,000         208,320
ABN AMRO Holding NV                                                                                       7,127,372         192,975
Kimco Realty Corp.                                                                                        3,290,000         174,304
Developers Diversified Realty Corp.                                                                       4,270,000         169,733
Equity Office Properties Trust                                                                            5,575,000         155,989
Arthur J. Gallagher & Co.(1)                                                                              5,165,400         153,154
Westpac Banking Corp.                                                                                     9,480,425         140,923
Fortis                                                                                                    4,880,000         131,936
Commonwealth Bank of Australia                                                                            5,000,000         129,756
Montpelier Re Holdings Ltd.(1)                                                                            3,192,000         119,540
Bank of Nova Scotia                                                                                       3,600,000         114,807
PNC Financial Services Group, Inc.                                                                        2,000,000         107,740
St. George Bank Ltd.                                                                                      5,624,451         107,598
Hang Lung Properties Ltd.                                                                                70,000,000         105,009
Hospitality Properties Trust                                                                              2,425,100         103,431
Allied Capital Corp.                                                                                      3,848,020          98,548
Unibail Holding                                                                                             761,100          90,627
XL Capital Ltd., Class A                                                                                  1,175,000          87,867
Regency Centers Corp.                                                                                     1,650,000          81,510
Brascan Corp., Class A                                                                                    2,350,000          80,018
Marsh & McLennan Companies, Inc.                                                                          2,350,000          76,375
Allstate Corp.                                                                                            1,475,000          74,399
Westfield Group(2)                                                                                        5,530,000          72,954
Bank of New York Co., Inc.                                                                                2,342,500          69,596
DnB NOR ASA                                                                                               7,500,000          68,720
Health Care Property Investors, Inc.                                                                      2,442,300          63,402
Weingarten Realty Investors                                                                               1,625,150          58,099
Lincoln National Corp.                                                                                    1,200,000          55,368
St. Paul Travelers Companies, Inc.                                                                        1,167,400          43,824
GATX Corp.                                                                                                1,450,000          43,181
Archstone-Smith Trust                                                                                     1,252,000          42,944
Hysan Development Co. Ltd.                                                                               21,702,509          41,461
Sunstone Hotel Investors, Inc.(1)                                                                         1,910,000          39,919
General Growth Properties, Inc.                                                                           1,200,000          38,124
Irish Life & Permanent PLC                                                                                1,931,100          34,630
Newcastle Investment Corp.                                                                                1,077,500          32,584
Chubb Corp.                                                                                                 400,000          29,792
Comerica Inc.                                                                                               500,000          28,930
Hang Lung Group Ltd.                                                                                     16,553,000          28,864
Fubon Financial Holding Co., Ltd.                                                                        26,830,000          26,881
Beverly Hills Bancorp Inc.(1)                                                                             1,939,517          20,074
FirstMerit Corp.                                                                                            650,000          17,225
American International Group, Inc.                                                                          192,150          12,738
AMB Property Corp.                                                                                          195,000           7,260
Maguire Properties, Inc.                                                                                    128,100           3,030
                                                                                                                          9,120,343

UTILITIES -- 8.61%
National Grid Transco PLC                                                                                48,870,000         474,939
E.ON AG                                                                                                   3,975,000         356,258
Southern Co.                                                                                              9,915,000         334,830
Duke Energy Corp.                                                                                        11,242,393         301,184
Consolidated Edison, Inc.                                                                                 5,815,700         255,135
Exelon Corp.                                                                                              5,720,000         253,110
Dominion Resources, Inc.                                                                                  3,408,498         236,482
Scottish Power PLC                                                                                       29,008,000         230,171
Ameren Corp.                                                                                              4,370,000         219,024
DTE Energy Co.                                                                                            4,539,100         198,858
Progress Energy, Inc.                                                                                     4,186,924         185,271
Public Service Enterprise Group Inc.                                                                      3,460,000         182,515
Equitable Resources, Inc.                                                                                 2,735,000         156,004
Edison International                                                                                      4,400,000         142,868
FirstEnergy Corp.                                                                                         3,488,780         138,714
Xcel Energy Inc.                                                                                          7,483,500         136,125
Energy East Corp.                                                                                         4,883,300         127,942
Entergy Corp.                                                                                             1,651,600         114,819
American Electric Power Co., Inc.                                                                         3,150,000         111,038
FPL Group, Inc.                                                                                           1,155,000          88,519
KeySpan Corp.                                                                                             2,060,000          81,308
NSTAR                                                                                                     1,305,600          73,479
NiSource Inc.                                                                                             2,750,000          62,975
Cinergy Corp.                                                                                             1,449,200          58,388
MDU Resources Group, Inc.                                                                                 1,750,000          46,795
Northeast Utilities                                                                                       2,000,000          37,400
                                                                                                                          4,604,151

TELECOMMUNICATION SERVICES -- 8.15%
SBC Communications Inc.                                                                                  36,805,000         874,487
BellSouth Corp.                                                                                          32,185,000         844,534
Verizon Communications Inc.                                                                              19,850,000         706,462
AT&T Corp.                                                                                               21,631,000         415,099
TDC A/S                                                                                                   8,347,500         346,831
Telecom Italia SpA, nonvoting                                                                            82,419,765         264,430
Chunghwa Telecom Co., Ltd. (ADR)                                                                          8,400,000         181,860
Chunghwa Telecom Co., Ltd.                                                                               26,447,000          53,327
Telefonica, SA                                                                                           10,775,000         196,176
Telefonos de Mexico, SA de CV, Class L (ADR)                                                              3,100,000         115,475
Royal KPN NV                                                                                             10,900,000         104,770
Eircom Group PLC                                                                                         30,559,100          73,732
KT Corp. (ADR)                                                                                            1,755,000          38,013
KT Corp.                                                                                                    738,480          30,021
BCE Inc.                                                                                                  1,722,573          41,152
Swisscom AG                                                                                                  82,200          31,104
NTELOS Inc.(2),(3),(4)                                                                                      549,504          20,881
BT Group PLC                                                                                              3,500,000          13,705
Dobson Communications Corp., Class A(2),(3)                                                               3,480,483           6,404
XO Communications, Inc.(2)                                                                                    6,837              19
                                                                                                                          4,358,482

ENERGY -- 6.39%
Royal Dutch Petroleum Co. (New York registered)                                                          10,752,000         628,669
"Shell" Transport and Trading Co., PLC                                                                   26,985,402         235,458
"Shell" Transport and Trading Co., PLC (ADR) (New York registered)                                        3,505,300         185,010
ChevronTexaco Corp.                                                                                      10,070,000         547,808
Marathon Oil Corp.                                                                                       10,135,000         392,529
Kinder Morgan, Inc.                                                                                       4,422,926         331,896
Sunoco, Inc.                                                                                              3,100,000         271,219
ENI SpA                                                                                                  10,740,000         261,092
Occidental Petroleum Corp.                                                                                2,200,000         128,436
ConocoPhillips                                                                                            1,300,000         120,627
Exxon Mobil Corp.                                                                                         2,285,000         117,906
Enbridge Inc.                                                                                             1,550,000          78,726
TOTAL SA (ADR)                                                                                              645,000          69,370
Husky Energy Inc.                                                                                         1,920,000          51,806
                                                                                                                          3,420,552

MATERIALS -- 6.34%
Dow Chemical Co.                                                                                         15,119,500         751,439
E.I. du Pont de Nemours and Co.                                                                          11,830,000         562,635
Weyerhaeuser Co.                                                                                          8,222,000         513,053
International Paper Co.                                                                                   6,977,340         273,163
Eastman Chemical Co.                                                                                      3,200,000         173,280
Akzo Nobel NV                                                                                             4,075,075         170,230
Lyondell Chemical Co.                                                                                     4,920,000         144,746
UPM-Kymmene Corp.                                                                                         6,200,000         131,317
DSM NV                                                                                                    2,000,000         124,342
Alcoa Inc.                                                                                                3,200,000          94,432
Rio Tinto PLC                                                                                             2,910,000          90,388
MeadWestvaco Corp.                                                                                        2,800,000          80,892
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                                          1,974,000          59,714
Cia. Vale do Rio Doce, Class A, preferred nominative                                                        675,000          17,069
Temple-Inland Inc.                                                                                          995,000          63,282
Worthington Industries, Inc.                                                                              2,400,000          49,152
Stora Enso Oyj, Class R                                                                                   3,264,275          47,043
Holmen AB, Class B                                                                                          942,900          31,489
Freeport-McMoRan Copper & Gold Inc., Class B                                                                300,000          11,043
                                                                                                                          3,388,709

CONSUMER STAPLES -- 6.22%
Altria Group, Inc.                                                                                        7,747,500         494,523
ConAgra Foods, Inc.                                                                                      16,235,000         478,933
Reynolds American Inc.                                                                                    4,181,600         336,284
H.J. Heinz Co.                                                                                            8,540,000         322,897
Sara Lee Corp.                                                                                           13,130,000         308,292
General Mills, Inc.                                                                                       4,550,000         241,105
Albertson's, Inc.                                                                                         9,290,000         212,555
Unilever NV (New York registered)                                                                         2,230,000         145,641
Unilever NV                                                                                                 500,000          32,605
Lion Nathan Ltd.                                                                                         20,142,756         127,875
Gallaher Group PLC                                                                                        7,911,186         116,387
Diageo PLC                                                                                                6,950,000          94,658
Kellogg Co.                                                                                               1,875,000          83,700
Tesco PLC                                                                                                13,103,469          76,037
UST Inc.                                                                                                  1,500,000          75,990
Imperial Tobacco Group PLC                                                                                2,765,839          72,477
SABMiller PLC                                                                                             4,311,000          66,019
Woolworths Ltd.                                                                                           3,510,482          39,653
                                                                                                                          3,325,631

INDUSTRIALS -- 3.81%
General Electric Co.                                                                                     14,405,000         520,453
Emerson Electric Co.                                                                                      4,925,000         331,157
R.R. Donnelley & Sons Co.                                                                                 7,250,000         242,513
Raytheon Co.                                                                                              4,269,284         159,671
Hubbell Inc., Class B                                                                                     3,213,100         159,113
Cooper Industries, Ltd., Class A                                                                          2,100,000         145,950
ServiceMaster Co.                                                                                        10,082,050         129,958
Caterpillar Inc.                                                                                          1,200,000         106,920
Sandvik AB                                                                                                2,000,000          81,698
Wesfarmers Ltd.                                                                                           2,205,000          67,089
Brambles Industries PLC                                                                                   8,400,000          43,407
Volvo AB, Class B                                                                                           934,100          37,956
Delta Air Lines, Inc.(2),(3),(4)                                                                          2,532,748          12,286
                                                                                                                          2,038,171

HEALTH CARE -- 2.47%
Bristol-Myers Squibb Co.                                                                                 27,125,000         635,810
Merck & Co., Inc.                                                                                        13,185,000         369,839
Eli Lilly and Co.                                                                                         2,650,000         143,736
Pfizer Inc                                                                                                2,500,000          60,400
Wyeth                                                                                                     1,431,500          56,730
Schering-Plough Corp.                                                                                     3,000,000          55,680
Clarent Hospital Corp.(1),(2),(4)                                                                           484,684             242
                                                                                                                          1,322,437

CONSUMER DISCRETIONARY -- 2.03%
General Motors Corp.                                                                                     10,625,000         391,106
May Department Stores Co.                                                                                 9,973,000         338,085
Kingfisher PLC                                                                                           16,678,565          95,762
Kesa Electricals PLC                                                                                     13,644,958          82,069
Dixons Group PLC                                                                                         27,250,000          81,308
John Fairfax Holdings Ltd.                                                                               11,143,019          38,045
Harrah's Entertainment, Inc.                                                                                585,300          37,014
Delphi Corp.                                                                                              3,000,000          22,770
TI Automotive Ltd., Class A(2),(4)                                                                        7,000,000              --
                                                                                                                          1,086,159

INFORMATION TECHNOLOGY -- 0.71%
Microsoft Corp.                                                                                          14,360,000  $      377,381
ZiLOG, Inc.(2)                                                                                              455,000           3,231
                                                                                                                            380,612

MISCELLANEOUS -- 2.06%
Other common stocks in initial period of acquisition                                                                      1,101,140


Total common stocks (cost: $27,706,386,000)                                                                              34,146,387


Preferred stocks -- 0.96%

FINANCIALS -- 0.95%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(3),(5)                                     124,434,000         142,334
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(3),(5)                                  55,950,000          65,199
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred(3),(5)                            24,300,000          27,335
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(3),(5)               37,500,000          46,512
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred(3),(5)              10,000,000          15,847
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred(3),(5)                          52,000,000          60,543
Fannie Mae, Series O, 7.00% preferred 2007(2),(3)                                                           380,000          21,541
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(3),(5)                                    11,750,000          14,417
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(3),(5)                                     4,200,000           4,615
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                     12,000,000          12,418
RBS Capital Trust I noncumulative trust preferred 4.709%(5)                                               4,550,000           4,475
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate                                300,000          15,741
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                  520,000          14,570
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate                       200,000          10,831
Public Storage, Inc., Series V, 7.50%, cumulative preferred depositary shares                               400,000          10,684
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred(1)                                   400,000          10,460
ACE Ltd., Series C, 7.80% preferred depositary shares                                                       360,000           9,605
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(3),(5)             6,500,000           7,490
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate                112,500           5,787
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate               50,000           5,378
                                                                                                                            505,782

TELECOMMUNICATION SERVICES -- 0.01%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009                                        12,789           7,417
XO Communications, Inc. 14.00% preferred 2009(2),(6)                                                             12               --
                                                                                                                              7,417

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(4)                                                                            513               0

MISCELLANEOUS -- 0.00%
Other preferred stocks in initial period of acquisition                                                                          74

Total preferred stocks (cost: $455,401,000)                                                                                 513,273


                                                                                                                       Market value
Warrants -- 0.00%                                                                                            Shares           (000)

TELECOMMUNICATION SERVICES -- 0.00%
American Tower Corp., warrants, expire 2008(2),(3)                                                            3,000    $        684
XO Communications, Inc., Series A, warrants, expire 2010(2)                                                  13,674               6
XO Communications, Inc., Series B, warrants, expire 2010(2)                                                  10,256               4
XO Communications, Inc., Series C, warrants, expire 2010(2)                                                  10,256               3
Allegiance Telecom, Inc., warrants, expire 2008(2),(3),(4)                                                   20,000               0
GT Group Telecom Inc., warrants, expire 2010(2),(3),(4)                                                      15,000               0
                                                                                                                                697

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(2),(3),(4)                                                       57,600              --


Total warrants (cost: $1,021,000)                                                                                               697


                                                                                                          Shares or
Convertible securities -- 4.65%                                                                    principal amount

CONSUMER DISCRETIONARY -- 1.16%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                         8,615,300         430,593
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                         $59,137,000          59,654
Gap, Inc. 5.75% convertible notes 2009(3)                                                               $28,000,000          38,500
Gap, Inc. 5.75% convertible notes 2009                                                                   $8,500,000          11,687
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred 2006                           647,000          31,127
Liberty Media Corp. 3.25% exchangeable debentures 2031                                                  $25,000,000          23,375
General Motors Corp., Series B, 5.25% convertible senior debentures 2032                                $19,700,000          17,494
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                                      400,000           8,620
                                                                                                                            621,050

INFORMATION TECHNOLOGY -- 1.15%
Sanmina Corp. 0% convertible subordinated debentures 2020                                              $161,000,000          84,927
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                        $33,500,000          31,992
Celestica Inc. 0% convertible debentures 2020                                                          $181,000,000         100,907
Nortel Networks Corp. 4.25% convertible notes 2008                                                      $50,580,000          48,999
Nortel Networks Corp. 4.25% convertible notes 2008(3)                                                   $40,000,000          38,750
Agilent Technologies, Inc. 3.00% convertible debentures 2021(5)                                         $50,092,600          50,531
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3),(5)                                     $30,185,000          30,449
ASM Lithography Holding NV 5.75% convertible notes 2006(3)                                              $57,500,000          64,371
International Rectifier Corp. 4.25% convertible notes 2007                                              $52,000,000          51,805
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(5)                                       $50,000,000          50,875
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                                 $32,000,000          34,120
Liberty Media Corp. 3.50% exchangeable debentures 2031                                                  $25,000,000          22,500
LSI Logic Corp. 4.00% convertible notes 2006                                                             $3,000,000           2,993
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                               $2,500,000           2,531
                                                                                                                            615,750

FINANCIALS -- 0.80%
Chubb Corp. 7.00% convertible preferred 2005                                                              1,800,000 units    50,580
Chubb Corp. 7.00% convertible preferred 2006                                                              1,600,000 units    45,792
Genworth Financial, Inc. 6.00% convertible preferred 2007                                                 2,400,000 units    76,176
UnumProvident Corp. 8.25% ACES convertible 2006                                                           2,100,000 units    72,765
Capital One Financial Corp. 6.25% Upper DECS 2005                                                           840,000 units    44,856
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                                     1,720,000 units    42,140
St. Paul Companies, Inc., Series E, 9.00% 2005                                                              600,000 units    39,672
Providian Financial Corp. 3.25% convertible debentures 2005                                             $34,500,000          34,629
Ohio Casualty Corp. 5.00% convertible notes 2022                                                        $20,000,000          21,425
                                                                                                                            428,035

HEALTH CARE -- 0.45%
Schering-Plough Corp. 6.00% convertible preferred 2007                                                    2,499,900      $  128,995
Baxter International Inc. 7.00% convertible preferred 2006                                                  925,000 units    50,505
Sepracor Inc. 5.00% convertible subordinated debentures 2007                                            $46,000,000          48,185
Incyte Corp. 3.50% convertible notes 2011(3)                                                            $15,000,000          15,638
                                                                                                                            243,323

MATERIALS -- 0.32%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(3)                                           50,000          47,722
Phelps Dodge Corp., Series A, 6.75% mandatory convertible preferred shares
     (MEDS) 2005                                                                                            200,000          40,570
Temple-Inland Inc. 7.50% Upper DECS 2005                                                                    690,000 units    36,881
Inco Ltd. 0% convertible notes LYON 2021                                                                $26,000,000          23,628
International Paper Co., Capital Trust 5.25% convertible preferred 2025                                     400,000          20,100
                                                                                                                            168,901

INDUSTRIALS -- 0.27%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023(3)                            $50,000,000          84,813
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031                                              422,000          36,134
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                           178,000          15,241
Kansas City Southern 4.25% convertible preferred(3)                                                          15,000           9,720
                                                                                                                            145,908

UTILITIES -- 0.22%
PG&E Corp. 9.50% convertible note 2010                                                                  $28,000,000          77,420
American Electric Power Co., Inc. 9.25% convertible preferred 2005                                          460,000          22,287
AES Trust VII 6.00% convertible preferred 2008                                                              325,000          16,006
                                                                                                                            115,713

TELECOMMUNICATION SERVICES -- 0.16%
CenturyTel, Inc. 6.875% ACES 2005                                                                         1,750,000 units    44,013
American Tower Corp. 5.00% convertible debentures 2010                                                  $38,100,000          38,243
Dobson Communications Corp., Series F, 6.00% convertible preferred(3)                                        33,625           2,438
                                                                                                                             84,694

CONSUMER STAPLES -- 0.07%
Albertson's, Inc. 7.25% convertible preferred 2007                                                        1,500,000 units    36,540

MISCELLANEOUS -- 0.05%
Other convertible securities in initial period of acquisition                                                                25,245


Total convertible securities (cost: $2,293,582,000)                                                                       2,485,159


                                                                                                   Principal amount
Bonds & notes -- 22.64%                                                                                       (000)

CONSUMER DISCRETIONARY -- 4.65%
Ford Motor Credit Co. 6.50% 2007                                                                         $    1,000           1,030
Ford Motor Credit Co. 4.95% 2008                                                                             12,000          11,908
Ford Motor Credit Co. 5.80% 2009                                                                              4,000           4,034
Ford Motor Credit Co. 7.375% 2009                                                                           130,000         138,568
Ford Motor Credit Co. 4.05% 2010(5)                                                                           5,055           5,032
Ford Motor Credit Co. 5.70% 2010                                                                              1,445           1,442
Ford Motor Credit Co. 7.875% 2010                                                                            29,000          31,587
Ford Motor Credit Co. 7.375% 2011                                                                            17,600          18,808
Ford Motor Co. 7.45% 2031                                                                                     8,000           8,004
General Motors Acceptance Corp. 6.75% 2006                                                                    2,000           2,045
General Motors Acceptance Corp. 6.125% 2007                                                                  18,250          18,530
General Motors Acceptance Corp. 7.75% 2010                                                                   23,500          24,710
General Motors Acceptance Corp. 6.875% 2011                                                                  30,000          30,165
General Motors Corp. 7.20% 2011                                                                              28,000          28,129
General Motors Acceptance Corp. 7.25% 2011                                                                   51,000          52,316
General Motors Acceptance Corp. 6.875% 2012                                                                     650             650
General Motors Acceptance Corp. 7.00% 2012                                                                    1,000           1,009
General Motors Acceptance Corp. 4.56% 2014(5)                                                                20,000          19,128
General Motors Acceptance Corp. 8.00% 2031                                                                    7,000           7,104
Clear Channel Communications, Inc. 4.625% 2008                                                               14,000          14,115
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                             23,000          25,583
Clear Channel Communications, Inc. 7.65% 2010                                                                15,000          16,979
Clear Channel Communications, Inc. 5.75% 2013                                                                 7,500           7,663
Clear Channel Communications, Inc. 5.50% 2014                                                                99,000          98,636
Cox Communications, Inc. 7.75% 2006                                                                           6,000           6,342
Cox Communications, Inc. 3.04% 2007(3),(5)                                                                    8,250           8,271
Cox Communications, Inc. 7.875% 2009                                                                         12,500          14,122
Cox Communications, Inc. 4.625% 2010(3)                                                                      45,250          45,107
Cox Communications, Inc. 7.75% 2010                                                                          10,000          11,454
Cox Communications, Inc. 4.625% 2013                                                                          5,000           4,825
Cox Communications, Inc. 5.45% 2014(3)                                                                       22,750          22,999
J.C. Penney Co., Inc. 8.00% 2010                                                                             45,705          52,047
J.C. Penney Co., Inc. 7.95% 2017                                                                             40,275          47,122
J.C. Penney Co., Inc. 8.125% 2027                                                                             3,000           3,270
J.C. Penney Co., Inc. 7.625% 2097                                                                             4,000           4,300
Liberty Media Corp. 7.75% 2009                                                                               10,950          12,027
Liberty Media Corp. 7.875% 2009                                                                              55,350          61,068
Liberty Media Corp. 8.25% 2030                                                                               19,000          21,384
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                        5,000           5,181
DaimlerChrysler North America Holding Corp. 4.05% 2008                                                        2,560           2,549
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                        1,440           1,465
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                       19,900          22,069
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                       15,000          17,317
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                       25,000          28,946
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                       10,250          11,685
AOL Time Warner Inc. 5.625% 2005                                                                              5,000           5,032
Time Warner Inc. 7.75% 2005                                                                                   9,500           9,663
Time Warner Inc. 8.18% 2007                                                                                  20,000          22,028
AOL Time Warner Inc. 6.875% 2012                                                                             15,750          17,915
Time Warner Companies, Inc. 9.125% 2013                                                                       5,000           6,415
Time Warner Companies, Inc. 7.25% 2017                                                                        8,000           9,420
AOL Time Warner Inc. 7.625% 2031                                                                              9,750          12,048
Toys "R" Us, Inc. 7.625% 2011                                                                                12,300          12,823
Toys "R" Us, Inc. 7.875% 2013                                                                                40,190          41,496
Toys "R" Us, Inc. 7.375% 2018                                                                                28,350          27,393
Mirage Resorts, Inc. 7.25% 2006                                                                               4,960           5,208
MGM Grand, Inc. 6.875% 2008                                                                                   1,159           1,260
MGM MIRAGE 6.00% 2009                                                                                        33,950          34,799
MGM MIRAGE 8.50% 2010                                                                                        22,830          25,969
MGM MIRAGE 6.75% 2012                                                                                         8,000           8,420
TCI Communications, Inc. 8.00% 2005                                                                          10,000          10,232
Comcast Cable Communications, Inc. 8.375% 2007                                                                9,925          10,893
Comcast Cable Communications, Inc. 6.20% 2008                                                                24,000          25,756
Lenfest Communications, Inc. 7.625% 2008                                                                      2,000           2,192
Comcast Cable Communications, Inc. 6.875% 2009                                                                8,000           8,845
Comcast Cable Communications, Inc. 7.125% 2013                                                                3,100           3,592
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                              9,000           9,405
Charter Communications Holdings, LLC and Charter Communications Holdings Capital
     Corp. 0%/13.50% 2011(7)                                                                                  4,375           3,456
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(3)                                                                             25,950          26,274
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                                  13,350          13,617
Rogers Wireless Inc. 7.25% 2012(3)                                                                           14,825          15,900
Rogers Wireless Inc. 7.50% 2015(3)                                                                           21,250          22,897
Harrah's Operating Co., Inc. 7.875% 2005                                                                      5,850           6,069
Harrah's Operating Co., Inc. 7.125% 2007                                                                      4,150           4,428
Harrah's Operating Co., Inc. 5.50% 2010                                                                      26,375          27,245
Standard Pacific Corp. 6.50% 2008                                                                             5,000           5,250
Standard Pacific Corp. 5.125% 2009                                                                           18,825          18,825
Standard Pacific Corp. 6.875% 2011                                                                            6,500           6,841
Standard Pacific Corp. 6.25% 2014                                                                             5,500           5,459
D.R. Horton, Inc. 7.50% 2007                                                                                  3,500           3,813
D.R. Horton, Inc. 5.00% 2009                                                                                  3,000           3,056
D.R. Horton, Inc. 8.00% 2009                                                                                 19,900          22,342
D.R. Horton, Inc. 9.75% 2010                                                                                  3,000           3,626
D.R. Horton, Inc. 7.875% 2011                                                                                   550             635
D.R. Horton, Inc. 6.875% 2013                                                                                 2,000           2,216
Visteon Corp. 8.25% 2010                                                                                     18,300          18,483
Visteon Corp. 7.00% 2014                                                                                     18,560          17,075
EchoStar DBS Corp. 5.75% 2008                                                                                 9,300           9,416
EchoStar DBS Corp. 9.125% 2009                                                                               22,509          24,591
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                       3,000           3,210
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                       2,250           2,554
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                      19,075          22,461
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                      4,500           4,916
Hilton Hotels Corp. 7.625% 2008                                                                               2,450           2,695
Hilton Hotels Corp. 7.20% 2009                                                                                4,850           5,397
Hilton Hotels Corp. 8.25% 2011                                                                               13,158          15,534
Hilton Hotels Corp. 7.625% 2012                                                                               5,875           6,907
CBS Corp. 7.15% 2005                                                                                         21,500          21,745
Viacom Inc. 6.40% 2006                                                                                        3,000           3,089
Viacom Inc. 5.625% 2007                                                                                       5,000           5,197
Dana Corp. 6.50% 2009                                                                                         3,175           3,337
Dana Corp. 5.85% 2015(3)                                                                                     27,000          26,550
ITT Corp. 6.75% 2005                                                                                          8,675           8,903
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                        12,350          13,199
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                         6,750           7,729
British Sky Broadcasting Group PLC 6.875% 2009                                                               10,000          10,944
British Sky Broadcasting Group PLC 8.20% 2009                                                                16,250          18,741
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                             25,475          28,819
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                                   16,275          18,635
K. Hovnanian Enterprises, Inc. 8.00% 2012                                                                     3,000           3,307
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                                     2,500           2,719
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                                    2,000           2,055
Dex Media West LLC and Dex Media West Finance Co. 5.875% 2011(3)                                             24,675          24,243
Young Broadcasting Inc. 8.50% 2008                                                                            6,300           6,741
Young Broadcasting Inc. 10.00% 2011                                                                          15,640          16,578
Univision Communications Inc. 7.85% 2011                                                                     19,685          23,216
Telenet Group Holding NV 0%/11.50% 2014(3),(7)                                                               30,050          22,988
Mohegan Tribal Gaming Authority 6.375% 2009                                                                  19,780          20,200
Mohegan Tribal Gaming Authority 8.00% 2012                                                                    2,100           2,271
Kabel Deutschland GmbH 10.625% 2014(3)                                                                       19,675          22,331
MDC Holdings, Inc. 7.00% 2012                                                                                 5,000           5,636
MDC Holdings, Inc. 5.50% 2013                                                                                15,750          16,143
TRW Automotive Acquisition Corp. 9.375% 2013                                                                 15,984          18,062
TRW Automotive Acquisition Corp. 11.00% 2013                                                                  3,004           3,530
Boyd Gaming Corp. 9.25% 2009                                                                                  8,500           9,180
Boyd Gaming Corp. 7.75% 2012                                                                                 10,950          11,826
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(3)                                          20,525          20,268
Warner Music Group 7.375% 2014(3)                                                                            19,000          19,950
Blockbuster Inc. 9.00% 2012(3)                                                                               19,250          19,057
Technical Olympic USA, Inc. 9.00% 2010                                                                        8,615           9,304
Technical Olympic USA, Inc. 9.00% 2010                                                                          275             297
Technical Olympic USA, Inc. 7.50% 2011                                                                        9,250           9,296
Delphi Corp. 6.50% 2013                                                                                       4,000           3,872
Delphi Trust II, trust preferred securities, 6.197% 2033(5)                                                  15,500          14,488
Radio One, Inc., Series B, 8.875% 2011                                                                       16,750          18,299
Adelphia Communications Corp. 10.25% 2006(8)                                                                 13,975          11,949
Adelphia Communications Corp. 10.25% 2011(8)                                                                  6,100           5,459
CSC Holdings, Inc. 7.25% 2008                                                                                 8,000           8,500
CSC Holdings, Inc., Series B, 8.125% 2009                                                                     8,000           8,820
RH Donnelley Inc. 8.875% 2010(3)                                                                             10,500          11,681
RH Donnelley Inc. 8.875% 2010                                                                                 3,800           4,227
RH Donnelley Inc. 10.875% 2012(3)                                                                             1,000           1,175
News America Inc. 6.75% 2038                                                                                 15,000          16,841
NTL Cable PLC 8.75% 2014(3),(5)                                                                              15,019          16,784
Six Flags, Inc. 9.50% 2009                                                                                    2,875           3,019
Six Flags, Inc. 8.875% 2010                                                                                   2,500           2,394
Six Flags, Inc. 9.625% 2014                                                                                  10,725          10,162
Six Flags, Inc. 9.625% 2014(3)                                                                                1,000             947
William Lyon Homes, Inc. 7.625% 2012(3)                                                                      16,000          15,640
Toll Brothers, Inc. 6.875% 2012                                                                               9,000          10,098
Toll Brothers, Inc. 4.95% 2014                                                                                5,000           4,933
Argosy Gaming Co. 7.00% 2014                                                                                 13,525          14,945
Hyatt Equities, LLC 6.875% 2007(3)                                                                           14,000          14,660
Stoneridge, Inc. 11.50% 2012                                                                                 10,950          12,647
YUM! Brands, Inc. 7.70% 2012                                                                                 10,500          12,484
Tenneco Automotive Inc., Series B, 10.25% 2013                                                                8,125           9,587
Tenneco Automotive Inc. 8.625% 2014(3)                                                                        2,425           2,534
Videotron Ltee 6.875% 2014                                                                                   11,500          11,802
Lear Corp., Series B, 8.11% 2009                                                                              9,710          10,958
Staples, Inc. 7.375% 2012                                                                                     9,000          10,530
NVR, Inc. 5.00% 2010                                                                                         10,000          10,075
Cinemark USA, Inc. 9.00% 2013                                                                                 8,575           9,647
Meritor Automotive, Inc. 6.80% 2009                                                                           8,500           8,797
Office Depot, Inc. 6.25% 2013                                                                                 7,875           8,464
LBI Media, Inc. 10.125% 2012                                                                                  7,500           8,400
CanWest Media Inc., Series B, 10.625% 2011                                                                    3,000           3,356
CanWest Media Inc. 8.00% 2012(3)                                                                              4,685           5,036
Centex Corp. 4.75% 2008                                                                                       8,075           8,221
Saks Inc. 8.25% 2008                                                                                          5,000           5,512
Saks Inc. 7.375% 2019                                                                                         2,650           2,657
Regal Cinemas Corp., Series B, 9.375% 2012(4)                                                                 7,250           7,856
AMC Entertainment Inc. 8.00% 2014                                                                             7,500           7,472
Boyds Collection, Ltd., Series B, 9.00% 2008                                                                  7,382           7,050
WCI Communities, Inc. 10.625% 2011                                                                            1,850           2,053
WCI Communities, Inc. 9.125% 2012                                                                             4,150           4,638
Pulte Homes, Inc. 7.625% 2017                                                                                 5,000           5,829
Payless ShoeSource, Inc. 8.25% 2013                                                                           5,500           5,610
NextMedia Operating, Inc. 10.75% 2011                                                                         4,580           5,175
Gannett Co., Inc. 4.95% 2005                                                                                  5,000           5,016
Carnival Corp. 3.75% 2007                                                                                     5,000           4,979
Fisher Communications, Inc. 8.625% 2014(3)                                                                    4,430           4,790
Quebecor Media Inc. 0%/13.75% 2011(7)                                                                         2,000           1,990
Quebecor Media Inc. 11.125% 2011                                                                              1,750           1,977
Warnaco, Inc. 8.875% 2013                                                                                     3,425           3,785
Dillard's, Inc. 6.69% 2007                                                                                      625             644
Dillard Department Stores, Inc. 7.875% 2023                                                                   2,875           3,019
Marriott International, Inc., Series C, 7.875% 2009                                                           3,000           3,428
Aztar Corp. 7.875% 2014                                                                                       2,500           2,763
Gray Communications Systems, Inc. 9.25% 2011                                                                  2,000           2,235
Cox Radio, Inc. 6.375% 2005                                                                                   2,000           2,014
Reader's Digest Association, Inc. 6.50% 2011                                                                  1,625           1,718
                                                                                                                          2,486,444

TELECOMMUNICATION SERVICES -- 3.01%
Qwest Capital Funding, Inc. 7.75% 2006                                                                        3,000           3,082
Qwest Services Corp. 13.00% 2007(3)                                                                          15,551          17,670
Qwest Capital Funding, Inc. 7.00% 2009                                                                       10,000           9,675
Qwest Capital Funding, Inc. 7.90% 2010                                                                       13,875          13,702
Qwest Services Corp. 13.50% 2010(3)                                                                          22,021          26,260
Qwest Capital Funding, Inc. 7.25% 2011                                                                        5,500           5,307
Qwest Corp. 9.125% 2012(3)                                                                                   12,400          14,167
Qwest Services Corp. 14.00% 2014(3)                                                                          25,000          31,437
U S WEST Capital Funding, Inc. 6.50% 2018                                                                    10,000           8,450
Qwest Capital Funding, Inc. 7.625% 2021                                                                       7,800           6,864
U S WEST Capital Funding, Inc. 6.875% 2028                                                                   30,000          24,337
Qwest Capital Funding, Inc. 7.75% 2031                                                                       44,670          38,751
American Tower Corp. 9.375% 2009                                                                              7,859           8,301
American Tower Corp. 7.25% 2011                                                                              49,175          51,634
American Tower Corp. 7.125% 2012(3)                                                                          65,025          65,675
American Tower Corp. 7.50% 2012                                                                              43,300          44,707
Nextel Communications, Inc. 6.875% 2013                                                                      19,900          21,716
Nextel Communications, Inc. 7.375% 2015                                                                     109,450         121,216
Dobson Communications Corp. 10.875% 2010                                                                     45,930          38,122
Dobson Cellular Systems, Inc. 6.96% 2011(3),(5)                                                               4,850           5,129
American Cellular Corp., Series B, 10.00% 2011                                                               74,000          68,635
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                                  3,850           3,956
Dobson Communications Corp. 8.875% 2013                                                                      28,500          21,161
Sprint Capital Corp. 4.78% 2006                                                                              10,950          11,117
Sprint Capital Corp. 6.375% 2009                                                                             23,220          25,096
Sprint Capital Corp. 7.625% 2011                                                                             15,000          17,354
Sprint Capital Corp. 8.375% 2012                                                                             34,375          41,709
Sprint Capital Corp. 6.90% 2019                                                                               6,988           7,901
Sprint Capital Corp. 6.875% 2028                                                                              5,000           5,609
Triton PCS, Inc. 8.75% 2011                                                                                  15,200          11,932
Triton PCS, Inc. 9.375% 2011                                                                                 24,400          19,825
Triton PCS, Inc. 8.50% 2013                                                                                  62,000          59,985
Crown Castle International Corp. 9.375% 2011                                                                  4,250           4,739
Crown Castle International Corp. 7.50% 2013                                                                  43,375          46,249
Crown Castle International Corp., Series B, 7.50% 2013                                                       30,375          32,387
AT&T Wireless Services, Inc. 7.50% 2007                                                                      34,250          36,984
AT&T Wireless Services, Inc. 8.125% 2012                                                                     24,935          30,160
SBC Communications Inc. 4.125% 2009                                                                          17,465          17,358
SBC Communications Inc. 5.10% 2014                                                                           49,215          49,663
AT&T Corp. 9.05% 2011(5)                                                                                     49,070          57,167
AT&T Corp. 8.35% 2025                                                                                         9,000           9,326
Deutsche Telekom International Finance BV 8.50% 2010(5)                                                      24,900          29,585
Deutsche Telekom International Finance BV 5.25% 2013                                                         15,000          15,498
Deutsche Telekom International Finance BV 9.25% 2032(5)                                                      10,000          14,729
Nextel Partners, Inc. 12.50% 2009                                                                            16,234          18,263
Nextel Partners, Inc. 8.125% 2011                                                                            22,050          24,365
Nextel Partners, Inc. 8.125% 2011                                                                             5,000           5,525
France Telecom 8.50% 2011(5)                                                                                 34,500          41,220
Intelsat, Ltd. 7.794% 2012(3),(5)                                                                            20,575          21,295
Intelsat, Ltd. 8.25% 2013(3)                                                                                 15,350          15,964
Western Wireless Corp. 9.25% 2013                                                                            28,575          33,433
Centennial Cellular Corp. 10.75% 2008                                                                         4,923           5,120
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013                       16,000          18,200
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
     and Centennial Puerto Rico Operations Corp. 8.625% 2014(5)                                               9,500          10,094
TELUS Corp. 8.00% 2011                                                                                       25,150          29,798
Cincinnati Bell Inc. 7.25% 2013                                                                              23,275          24,322
Telecom Italia Capital SA, Series A, 4.00% 2008                                                               3,000           2,979
Telecom Italia Capital SA, Series B, 5.25% 2013                                                              19,300          19,694
Koninklijke KPN NV 8.00% 2010                                                                                15,750          18,510
Vodafone Group PLC 7.75% 2010                                                                                15,050          17,384
British Telecommunications PLC 7.00% 2007                                                                     7,000           7,465
British Telecommunications PLC 8.375% 2010(5)                                                                 7,500           8,979
PCCW-HKT Capital Ltd. 8.00% 2011(3),(5)                                                                      13,000          15,126
Verizon Global Funding Corp. 6.125% 2007                                                                      7,000           7,380
Verizon New York Inc., Series A, 6.875% 2012                                                                  6,500           7,305
Singapore Telecommunications Ltd. 6.375% 2011(3)                                                              6,000           6,623
Singapore Telecommunications Ltd. 6.375% 2011                                                                 4,825           5,326
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                              11,000          11,348
UbiquiTel Operating Co. 9.875% 2011                                                                           4,875           5,399
UbiquiTel Operating Co. 9.875% 2011(3)                                                                        1,875           2,077
BellSouth Corp. 4.20% 2009                                                                                    7,000           6,994
AirGate PCS, Inc. 9.375% 2009(3)                                                                              6,128           6,588
Telefonos de Mexico, SA de CV 8.25% 2006                                                                      5,000           5,244
SBA Communications Corp. 8.50% 2012(3)                                                                        4,425           4,630
US Unwired Inc., Series B, 10.00% 2012                                                                        4,000           4,480
Millicom International Cellular SA 10.00% 2013(3)                                                             3,500           3,666
SpectraSite, Inc. 8.25% 2010                                                                                  1,000           1,073
GT Group Telecom Inc. 0%/13.25% 2010(4),(7),(8)                                                              15,000              --
                                                                                                                          1,610,196

FINANCIALS -- 2.39%
Capital One Bank 6.875% 2006                                                                                 21,600          22,320
Capital One Financial Corp. 7.25% 2006                                                                        3,000           3,131
Capital One Financial Corp. 8.75% 2007                                                                        3,500           3,824
Capital One Bank 4.875% 2008                                                                                 20,000          20,477
Capital One Financial Corp. 7.125% 2008                                                                      22,100          24,087
Capital One Financial Corp. 6.25% 2013                                                                       30,000          32,567
Capital One Capital I 3.71% 2027(3),(5)                                                                      20,500          20,500
MBNA Corp. 5.625% 2007                                                                                       10,000          10,439
MBNA Corp., Series F, 7.50% 2012                                                                             10,000          11,589
MBNA Corp., Series F, 6.125% 2013                                                                            10,000          10,819
MBNA Global Capital Funding, Series B, 2.96% 2027(5)                                                         42,000          40,014
Rouse Co. 3.625% 2009                                                                                        32,561          30,652
Rouse Co. 7.20% 2012                                                                                         32,189          35,003
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(3),(5)                                                 45,700          49,828
Societe Generale 7.85% (undated)(3),(5)                                                                      11,200          12,084
Washington Mutual, Inc. 4.375% 2008                                                                          17,000          17,193
Washington Mutual, Inc. 2.96% 2010(5)                                                                        16,000          15,998
Washington Mutual, Inc. 4.20% 2010                                                                            9,000           8,942
Washington Mutual Bank, FA 5.125% 2015                                                                        6,500           6,559
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027                                                9,425          10,908
Household Finance Corp. 4.125% 2009                                                                          15,000          14,916
Household Finance Corp. 6.375% 2011                                                                          16,000          17,672
HSBC Holdings PLC 5.25% 2012                                                                                  3,500           3,647
Household Finance Corp. 6.375% 2012                                                                          10,000          11,109
HSBC Bank USA 4.625% 2014(3)                                                                                  5,000           4,949
Midland Bank 3.063% Eurodollar note (undated)(5)                                                              5,000           4,400
CIT Group Inc. 3.65% 2007                                                                                     7,110           7,064
CIT Group Inc. 6.875% 2009                                                                                   16,500          18,310
CIT Group Inc. 4.75% 2010                                                                                    10,000          10,235
CIT Group Inc. 7.75% 2012                                                                                     4,000           4,744
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(3)                                                         8,000           8,094
Prudential Financial, Inc., Series B, 5.10% 2014                                                              3,000           3,046
Prudential Holdings, LLC, Series C, 8.695% 2023(3),(9)                                                       22,250          28,879
ASIF Global Financing XVIII 3.85% 2007(3)                                                                     8,500           8,499
International Lease Finance Corp. 4.50% 2008                                                                  4,000           4,036
International Lease Finance Corp. 3.50% 2009                                                                 10,000           9,730
International Lease Finance Corp. 4.75% 2009                                                                 10,000          10,189
International Lease Finance Corp. 5.875% 2013                                                                 5,000           5,345
Host Marriott, LP, Series E, 8.375% 2006                                                                      4,321           4,515
Host Marriott, LP, Series G, 9.25% 2007                                                                         775             860
Host Marriott, LP, Series I, 9.50% 2007                                                                         750             816
Host Marriott, LP, Series L, 7.00% 2012(3)                                                                   17,750          18,638
Host Marriott, LP, Series K, 7.125% 2013                                                                     10,000          10,575
XL Capital Ltd. 5.25% 2014                                                                                    3,000           3,039
Mangrove Bay Pass Through Trust 6.102% 2033(3),(5),(9)                                                       20,000          20,468
Twin Reefs Pass Through Trust 3.42% (undated)(3),(5)                                                          7,200           7,242
Allstate Financial Global Funding LLC 5.25% 2007(3)                                                          16,750          17,246
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009                                                10,000          10,166
iStar Financial, Inc. 7.00% 2008(1)                                                                           6,525           6,991
iStar Financial, Inc. 8.75% 2008(1)                                                                           1,028           1,166
iStar Financial, Inc., Series B, 4.875% 2009(1)                                                               5,000           5,061
iStar Financial, Inc. 6.00% 2010(1)                                                                           3,750           3,956
iStar Financial, Inc., Series B, 5.125% 2011(1)                                                              10,000          10,076
Hospitality Properties Trust 7.00% 2008                                                                       1,210           1,288
Hospitality Properties Trust 6.75% 2013                                                                      23,315          25,924
CNA Financial Corp. 6.75% 2006                                                                                4,370           4,562
CNA Financial Corp. 6.45% 2008                                                                                2,406           2,530
CNA Financial Corp. 6.60% 2008                                                                                8,630           9,256
CNA Financial Corp. 5.85% 2014                                                                                7,625           7,637
CNA Financial Corp. 7.25% 2023                                                                                2,750           3,037
Nationwide Life Insurance Co. 5.35% 2007(3)                                                                   8,500           8,766
North Front Pass Through Trust 5.81% 2024(3),(5)                                                             10,000          10,299
Nationwide Mutual Insurance Co. 7.875% 2033(3)                                                                5,000           6,135
EOP Operating LP 7.75% 2007                                                                                   5,000           5,486
EOP Operating LP 8.10% 2010                                                                                   6,500           7,582
EOP Operating LP 7.00% 2011                                                                                   5,000           5,639
EOP Operating LP 6.75% 2012                                                                                   4,750           5,298
United Dominion Realty Trust, Inc., Series E, 4.50% 2008                                                     20,000          20,383
United Dominion Realty Trust, Inc. 5.00% 2012                                                                 2,500           2,495
USA Education, Inc. 5.625% 2007                                                                              12,895          13,387
SLM Corp., Series A, 4.00% 2009                                                                               2,000           1,999
SLM Corp., Series A, 5.375% 2013                                                                              7,000           7,377
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(3)                                              5,000           5,124
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(3)                                             16,750          17,247
ACE INA Holdings Inc. 5.875% 2014                                                                             7,000           7,252
ACE Capital Trust II 9.70% 2030                                                                              10,250          13,785
J.P. Morgan & Co. Inc. 6.70% 2007                                                                             5,000           5,384
J.P. Morgan Chase & Co. 4.00% 2008                                                                           10,000          10,027
J.P. Morgan Chase & Co. 5.75% 2013                                                                            5,000           5,345
Development Bank of Singapore Ltd. 7.875% 2010(3)                                                            10,000          11,616
Development Bank of Singapore Ltd. 7.125% 2011(3)                                                             5,000           5,703
Downey Financial Corp. 6.50% 2014                                                                            15,500          16,397
HBOS Treasury Services PLC 3.75% 2008(3)                                                                     14,500          14,391
Scotland International Finance No. 2 BV 4.25% 2013(3)                                                         1,500           1,451
HBOS PLC 5.375% (undated)(3),(5)                                                                                500             519
ReliaStar Financial Corp. 8.00% 2006                                                                          8,000           8,595
ReliaStar Financial Corp. 6.50% 2008                                                                          3,000           3,235
International Nederland Bank NV 5.125% 2015(3)                                                                3,500           3,570
MetLife, Inc. 3.911% 2005                                                                                     9,760           9,793
Metropolitan Life Insurance Co. 7.00% 2005(3)                                                                 5,000           5,135
LaBranche & Co Inc. 9.50% 2009                                                                               14,000          14,420
Assurant, Inc. 5.625% 2014                                                                                   13,500          14,073
Colonial Realty LP 6.25% 2014                                                                                12,025          12,903
Westfield Capital Corp. Ltd. and WT Finance (Aust) Pty Ltd. and WEA Finance LLC 5.125% 2014(3)               12,500          12,610
ProLogis Trust 7.05% 2006                                                                                    12,000          12,538
Standard Chartered Bank 3.063% Eurodollar note (undated)(5)                                                  15,000          12,100
Simon Property Group, LP 4.875% 2010                                                                          6,375           6,486
Simon Property Group, LP 6.35% 2012                                                                           5,000           5,492
Skandinaviska Enskilda Banken 7.50% (undated)(3),(5)                                                         10,405          11,690
Kazkommerts International BV 8.50% 2013(3)                                                                    1,500           1,551
Kazkommerts International BV 7.875% 2014(3)                                                                  10,000           9,975
Federal Realty Investment Trust 6.125% 2007                                                                  10,000          10,502
Providian Financial Corp., Series A, 9.525% 2027(3)                                                          10,000          10,450
United Overseas Bank Ltd. 5.375% 2019(3),(5)                                                                 10,000          10,241
Developers Diversified Realty Corp. 4.625% 2010                                                              10,140          10,080
Bank of America Corp. 4.25% 2010                                                                              5,000           5,005
Bank of America Corp. 4.375% 2010                                                                             5,000           5,034
Popular North America, Inc., Series E, 3.875% 2008                                                           10,000           9,976
TuranAlem Finance BV 8.50% 2015(3)                                                                           10,000           9,900
Duke Realty LP 4.625% 2013                                                                                   10,000           9,866
Zions Bancorporation 6.00% 2015                                                                               9,000           9,673
Independence Community Bank 3.75% 2014(5)                                                                    10,000           9,622
Abbey National PLC, Series 1-B, 6.69% 2005                                                                    2,000           2,044
Abbey National PLC 6.70% (undated)(5)                                                                         1,665           1,794
Abbey National PLC 7.35% (undated)(5)                                                                         5,105           5,377
Bayerische Landesbank, Series F, 2.50% 2006                                                                   9,000           8,893
Canadian Imperial Bank of Commerce 2.125% Eurodollar note 2085(5)                                            10,000           8,363
Bank of Nova Scotia 2.115% Eurodollar note (undated)(5)                                                      10,000           8,277
UFJ Finance Aruba AEC 6.75% 2013                                                                              5,000           5,639
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(3),(5)                                       5,000           5,577
Lincoln National Corp. 6.20% 2011                                                                             5,000           5,438
Irvine Co., Class A, 7.46% 2006(3),(4)                                                                        5,000           5,163
Credit Suisse First Boston (USA), Inc. 4.625% 2008                                                            5,000           5,095
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(3)                                            4,000           4,141
Kimco Realty Corp. 6.00% 2012                                                                                 3,250           3,533
Swedish Export Credit Corp. 4.00% 2010                                                                        3,500           3,503
HVB Funding Trust III 9.00% 2031(3)                                                                           2,600           3,496
National Westminster Bank PLC 7.75% (undated)(5)                                                              3,024           3,289
BNP Paribas 5.125% 2015(3)                                                                                    3,000           3,102
Principal Life Global Funding I 4.40% 2010(3)                                                                 3,000           3,016
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(3),(5)                               1,650           1,928
                                                                                                                          1,278,117

MORTGAGE-BACKED OBLIGATIONS(9) -- 1.97%
Fannie Mae 9.00% 2010                                                                                           476             504
Fannie Mae 6.00% 2016                                                                                         2,222           2,328
Fannie Mae 6.00% 2016                                                                                         1,201           1,258
Fannie Mae 7.00% 2016                                                                                           465             492
Fannie Mae 5.00% 2018                                                                                        24,975          25,448
Fannie Mae 5.50% 2018                                                                                        23,969          24,761
Fannie Mae 10.00% 2018                                                                                          620             701
Fannie Mae 9.50% 2022                                                                                           606             667
Fannie Mae 7.50% 2023                                                                                           367             395
Fannie Mae 7.50% 2023                                                                                            38              41
Fannie Mae 8.00% 2024                                                                                           381             412
Fannie Mae 10.00% 2025                                                                                          401             454
Fannie Mae, Series 2001-4, Class GA, 10.245% 2025(5)                                                          1,972           2,235
Fannie Mae, Series 2001-4, Class NA, 11.822% 2025(5)                                                            188             217
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                             1,884           2,025
Fannie Mae 6.50% 2031                                                                                         1,017           1,065
Fannie Mae 7.00% 2031                                                                                         1,528           1,619
Fannie Mae 7.00% 2031                                                                                         1,087           1,152
Fannie Mae 7.00% 2031                                                                                           634             672
Fannie Mae 7.50% 2031                                                                                           796             853
Fannie Mae, Series 2001-20, Class E, 9.595% 2031(5)                                                           1,890           2,109
Fannie Mae 6.50% 2032                                                                                         4,915           5,148
Fannie Mae 6.50% 2032                                                                                         2,711           2,840
Fannie Mae 3.804% 2033(5)                                                                                     8,195           8,166
Fannie Mae 6.50% 2033                                                                                         6,239           6,535
Fannie Mae 5.50% 2034                                                                                        25,000          25,473
Fannie Mae 6.00% 2034                                                                                         7,128           7,369
Fannie Mae 6.00% 2034                                                                                         5,053           5,239
Fannie Mae 6.00% 2034                                                                                         4,468           4,622
Fannie Mae 6.00% 2034                                                                                         3,598           3,731
Fannie Mae 6.00% 2034                                                                                         2,085           2,162
Fannie Mae 6.00% 2034                                                                                         1,972           2,038
Fannie Mae 6.00% 2034                                                                                         1,639           1,694
Fannie Mae 6.00% 2034                                                                                         1,359           1,405
Fannie Mae 6.00% 2034                                                                                         1,168           1,208
Fannie Mae 6.00% 2034                                                                                           599             621
Fannie Mae 5.50% 2035                                                                                       104,300         105,888
Fannie Mae 5.50% 2035                                                                                        11,000          11,211
Fannie Mae 6.00% 2035                                                                                           339             351
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                              3,579           3,814
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            2,374           2,494
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                              4,092           4,357
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.781% 2033(5)                                    7,669           7,619
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.885% 2033(5)                                 31,179          31,502
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.638% 2034(5)                                 55,935          55,796
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.73% 2034(5)                                     9,008           8,985
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031                                11,750          12,999
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.258% 2033(5)                           54,892          54,778
Merrill Lynch Mortgage Investors, Inc., Series 2004-A4, Class A-1, 4.289% 2034(5)                            28,296          27,931
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.67% 2034(5)                           6,664           6,641
Freddie Mac 9.00% 2007                                                                                          102             105
Freddie Mac 8.50% 2008                                                                                           25              26
Freddie Mac, Series SF02, Class GC, 2.64% 2009                                                                5,000           4,878
Freddie Mac 8.50% 2009                                                                                          166             175
Freddie Mac 8.50% 2010                                                                                          249             264
Freddie Mac 5.00% 2018                                                                                       16,540          16,841
Freddie Mac 5.50% 2018                                                                                        8,163           8,427
Freddie Mac 11.00% 2018                                                                                         572             648
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                                    201             201
Freddie Mac, Series 2289, Class NB, 11.446% 2022(5)                                                             433             487
Freddie Mac 5.00% 2033                                                                                       17,985          18,000
Freddie Mac 6.00% 2033                                                                                       14,911          15,423
Freddie Mac 6.00% 2033                                                                                        7,556           7,815
Freddie Mac 6.00% 2034                                                                                        9,659           9,990
Freddie Mac 6.00% 2035                                                                                        3,815           3,946
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                            5,863           5,820
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2, 3.988% 2033(5)                     4,283           4,272
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.224% 2033(5)                    54,928          54,557
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                            8,635           8,791
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034                            8,747           8,963
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034                            6,000           6,354
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                             1,360           1,378
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033(5)                         5,031           5,021
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033(5)                         4,822           4,807
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.458% 2033(5)                        53,102          53,377
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Class A-3-B, 3.89% 2033(5)                  14,000          13,976
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033(5)                        6,013           5,933
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033(5)                    11,934          11,959
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.362% 2033(5)                     4,401           4,402
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.502% 2033(5)                     1,367           1,372
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(5)                       6,082           6,017
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.654% 2034(5)                      8,034           8,058
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.14% 2033(5)                                            1,979           1,978
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.421% 2034(5)                                          1,421           1,414
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.889% 2034(5)                                          43,463          43,881
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.046% 2034(5)                                          3,498           3,554
Government National Mortgage Assn. 9.50% 2009                                                                   630             674
Government National Mortgage Assn. 9.00% 2016                                                                    89              98
Government National Mortgage Assn. 5.50% 2017                                                                 5,741           5,977
Government National Mortgage Assn. 7.50% 2017                                                                    95             102
Government National Mortgage Assn. 7.50% 2017                                                                    36              39
Government National Mortgage Assn. 8.00% 2017                                                                   140             152
Government National Mortgage Assn. 8.00% 2017                                                                    46              50
Government National Mortgage Assn. 8.00% 2017                                                                    42              45
Government National Mortgage Assn. 8.00% 2017                                                                    40              44
Government National Mortgage Assn. 8.00% 2017                                                                    38              42
Government National Mortgage Assn. 8.00% 2017                                                                    35              38
Government National Mortgage Assn. 8.00% 2017                                                                    30              32
Government National Mortgage Assn. 8.00% 2017                                                                    27              30
Government National Mortgage Assn. 8.00% 2017                                                                    24              26
Government National Mortgage Assn. 8.00% 2017                                                                    15              16
Government National Mortgage Assn. 8.50% 2017                                                                    41              44
Government National Mortgage Assn. 8.50% 2017                                                                     9              10
Government National Mortgage Assn. 8.50% 2017                                                                     9              10
Government National Mortgage Assn. 10.00% 2020                                                                1,646           1,879
Government National Mortgage Assn. 8.50% 2021                                                                   407             446
Government National Mortgage Assn. 8.50% 2021                                                                   109             120
Government National Mortgage Assn. 8.50% 2021                                                                     7               8
Government National Mortgage Assn. 9.50% 2021                                                                   250             279
Government National Mortgage Assn. 10.00% 2021                                                                2,535           2,894
Government National Mortgage Assn. 7.00% 2022                                                                   108             115
Government National Mortgage Assn. 7.00% 2022                                                                    49              52
Government National Mortgage Assn. 7.50% 2022                                                                   749             807
Government National Mortgage Assn. 7.50% 2022                                                                    98             106
Government National Mortgage Assn. 7.50% 2023                                                                   193             208
Government National Mortgage Assn. 7.50% 2023                                                                   191             205
Government National Mortgage Assn. 7.50% 2023                                                                   110             118
Government National Mortgage Assn. 7.50% 2023                                                                   107             115
Government National Mortgage Assn. 7.50% 2023                                                                    79              85
Government National Mortgage Assn. 7.50% 2023                                                                    71              76
Government National Mortgage Assn. 7.50% 2023                                                                    70              76
Government National Mortgage Assn. 7.50% 2023                                                                    68              73
Government National Mortgage Assn. 7.50% 2023                                                                    60              64
Government National Mortgage Assn. 7.50% 2023                                                                    33              36
Government National Mortgage Assn. 7.50% 2023                                                                    16              17
Government National Mortgage Assn. 8.00% 2023                                                                   733             797
Government National Mortgage Assn. 8.00% 2023                                                                   480             521
Government National Mortgage Assn. 7.50% 2024                                                                   537             578
Government National Mortgage Assn. 10.00% 2025                                                                2,361           2,688
Government National Mortgage Assn. 7.00% 2026                                                                    34              36
Government National Mortgage Assn. 7.50% 2026                                                                   177             191
Government National Mortgage Assn. 7.00% 2027                                                                   127             136
Government National Mortgage Assn. 7.00% 2028                                                                   460             491
Government National Mortgage Assn. 7.00% 2029                                                                 2,398           2,555
Government National Mortgage Assn. 7.50% 2029                                                                 3,218           3,468
Government National Mortgage Assn. 7.50% 2029                                                                 1,011           1,089
Government National Mortgage Assn. 7.50% 2029                                                                   827             891
Government National Mortgage Assn. 7.50% 2029                                                                   307             331
Government National Mortgage Assn. 7.50% 2030                                                                   675             727
Government National Mortgage Assn. 7.00% 2031                                                                   262             279
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030                              7,023           7,516
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                            15,675          17,940
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class J, 4.55% 2016(3),(5)                 4,500           4,527
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.163% 2031(3),(5)                                                                       80,644           3,395
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                     8,964           8,937
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                     7,665           8,510
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(3)                                                   22,002          24,051
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.212% 2030(5)                                     20,000          21,673
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.713% 2034(5)                                      14,237          14,377
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                                   4,253           4,470
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                                   9,314           9,327
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015(3)                                           10,990          12,012
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                              10,000          11,102
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008                             3,587           3,869
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033(3)                         6,258           6,554
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034                               8,200           8,562
First Union Natioanl Bank- Bank of America, N.A. Commercial Mortgage Trust,
     Series 2001-C1, Class A-1, 5.711% 2033                                                                   8,134           8,460
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 3.13% 2016(3),(5)                                  4,830           4,849
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                          888             890
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014(3)                                    4,669           4,497
PNC Mortgage Securities Corp., Series 1998-10, Class 1-B1, 6.50% 2028                                         4,395           4,389
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
     Series 1998-C2, Class A-1, 6.28% 2035                                                                    3,153           3,164
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1, 4.59% 2034                             1,737           1,752
Wells Fargo Mortgage Backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033(5)                         1,161           1,155
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.545% 2027(3),(5)                                 566             600
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.747% 2027(3),(5)                                 436             455
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027                                   778             777
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                                  256             258
                                                                                                                          1,053,189

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 1.56%
U.S. Treasury 5.75% 2005                                                                                    239,500         244,776
U.S. Treasury 3.25% 2007                                                                                     41,180          41,080
U.S. Treasury 4.375% 2007                                                                                    50,000          51,156
U.S. Treasury 2.625% 2008                                                                                     5,000           4,869
U.S. Treasury 3.625% 2008(10)                                                                                52,610          56,720
U.S. Treasury 3.875% 2009(10)                                                                                41,053          45,515
U.S. Treasury Principal Strip 0% 2011                                                                         5,660           4,376
U.S. Treasury 3.50% 2011(10)                                                                                 10,974          12,380
U.S. Treasury Principal Strip 0% 2013                                                                        11,585           8,005
U.S. Treasury Principal Strip 0% 2015                                                                        13,850           8,641
U.S. Treasury 9.25% 2016                                                                                     10,000          14,389
U.S. Treasury 8.875% 2017                                                                                    15,025          21,526
U.S. Treasury 8.75% 2020                                                                                     12,105          17,792
U.S. Treasury 6.875% 2025                                                                                   106,000         137,038
Freddie Mac 4.25% 2005                                                                                       75,000          75,375
Freddie Mac 1.875% 2006                                                                                       3,765           3,716
Federal Home Loan Bank 2.00% 2006                                                                            29,865          29,514
Federal Home Loan Bank 2.375% 2006                                                                           26,870          26,582
Fannie Mae 6.625% 2009                                                                                       24,750          27,498
Fannie Mae 7.25% 2030                                                                                         3,250           4,307
                                                                                                                            835,255


INDUSTRIALS -- 1.43%
Browning-Ferris Industries, Inc. 7.875% 2005                                                                  3,000           3,015
Allied Waste North America, Inc., Series B, 7.625% 2006                                                      29,840          30,661
Allied Waste North America, Inc. 8.50% 2008                                                                   4,800           5,028
Allied Waste North America, Inc., Series B, 8.875% 2008                                                      48,750          51,188
Allied Waste North America, Inc., Series B, 6.50% 2010                                                       16,000          15,280
Allied Waste North America, Inc., Series B, 5.75% 2011                                                        8,000           7,340
Allied Waste North America, Inc., Series B, 6.125% 2014                                                       7,925           7,232
Allied Waste North America, Inc., Series B, 7.375% 2014                                                       4,500           4,118
Northwest Airlines, Inc. 7.625% 2005                                                                          9,000           9,056
Northwest Airlines, Inc. 8.875% 2006                                                                          2,200           1,980
Northwest Airlines, Inc. 9.875% 2007                                                                         37,400          30,855
Northwest Airlines, Inc. 7.875% 2008                                                                         22,000          16,060
Northwest Airlines, Inc. 10.00% 2009                                                                         47,000          34,780
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020(9)                                              2,536           2,579
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(9)                                            4,340           4,326
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                            10,000          10,150
Bombardier Inc. 6.75% 2012(3)                                                                                30,530          27,630
Bombardier Inc. 6.30% 2014(3)                                                                                35,500          30,619
Cendant Corp. 6.25% 2008                                                                                     28,000          29,717
Cendant Corp. 7.375% 2013                                                                                    24,250          28,224
Delta Air Lines, Inc. 8.00% 2007(3)                                                                          62,396          36,190
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013(9)                                              10,000           9,472
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014(9)                                                          5,000           2,500
Delta Air Lines, Inc. 10.375% 2022                                                                            3,000           1,245
Tyco International Group SA 6.125% 2008                                                                      15,000          16,062
Tyco International Group SA 6.375% 2011                                                                      27,915          30,901
Hutchison Whampoa International Ltd. 7.00% 2011(3)                                                            5,000           5,599
Hutchison Whampoa International Ltd. 6.50% 2013(3)                                                           21,000          22,868
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017(3)                                                       6,750           7,793
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(3),(9)                                       25,998          28,326
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(3),(9)                          6,584           7,264
American Standard Inc. 7.375% 2008                                                                            5,935           6,482
American Standard Inc. 8.25% 2009                                                                             2,124           2,447
American Standard Inc. 7.625% 2010                                                                           22,601          25,786
Waste Management, Inc. 7.00% 2006                                                                             7,000           7,381
Waste Management, Inc. 6.50% 2008                                                                             5,000           5,421
Waste Management, Inc. 5.00% 2014                                                                             7,000           7,074
WMX Technologies, Inc. 7.10% 2026                                                                            10,125          11,808
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                             14,090          15,006
H-Lines Finance Holding Corp. 0%/11.00% 2013(3),(7)                                                          13,000           9,295
General Electric Capital Corp., Series A, 5.375% 2007                                                         8,000           8,277
General Electric Capital Corp., Series A, 6.00% 2012                                                          8,000           8,757
General Electric Co. 5.00% 2013                                                                               5,000           5,161
Raytheon Co. -- RC Trust I 7.00% trust preferred 2006                                                        18,000          18,799
Southwest Airlines Co. 5.25% 2014                                                                            15,000          15,106
Continental Airlines, Inc. 8.00% 2005                                                                         5,010           4,947
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(9)                                            7,796           6,253
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2021(9)                                          4,033           3,853
Jacuzzi Brands, Inc. 9.625% 2010                                                                             13,441          15,054
Caterpillar Inc. 4.50% 2009                                                                                  10,000          10,196
Nortek, Inc. 8.50% 2014(3)                                                                                    9,325           9,628
John Deere Capital Corp. 3.90% 2008                                                                           9,000           9,028
TFM, SA de CV 10.25% 2007                                                                                     1,150           1,233
TFM, SA de CV 11.75% 2009                                                                                     2,675           2,708
TFM, SA de CV 12.50% 2012                                                                                     4,165           4,873
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2010(9)                                2,235           2,177
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(9)                                             4,573           4,634
Kansas City Southern Railway Co. 7.50% 2009                                                                   5,750           6,009
Terex Corp., Class B, 10.375% 2011                                                                            2,000           2,230
Terex Corp. 7.375% 2014                                                                                       3,500           3,693
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022(9)                            4,904           5,391
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                       4,990           5,009
AGCO Corp. 9.50% 2008                                                                                         3,500           3,723
United Air Lines, Inc. 9.00% 2003(11)                                                                         8,000             710
United Air Lines, Inc., Series 1996-A2, 7.87% 2019(8),(9)                                                     5,000           2,164
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015(3),(8),(9)                                            7,790               1
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015(3),(8),(9)                                            5,500               1
                                                                                                                            768,373

MATERIALS -- 1.34%
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                                   500             518
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                                24,500          24,010
Abitibi-Consolidated Finance LP 7.875% 2009                                                                  12,000          12,570
Abitibi-Consolidated Inc. 8.55% 2010                                                                         16,000          17,260
Abitibi-Consolidated Co. of Canada 5.99% 2011(5)                                                             11,850          12,206
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                                13,850          13,123
Owens-Illinois, Inc. 8.10% 2007                                                                                 750             795
Owens-Illinois, Inc. 7.35% 2008                                                                               9,800          10,266
Owens-Brockway Glass Container Inc. 8.875% 2009                                                              20,975          22,784
Owens-Illinois, Inc. 7.50% 2010                                                                                 750             793
Owens-Brockway Glass Container Inc. 7.75% 2011                                                               13,500          14,580
Owens-Brockway Glass Container Inc. 8.75% 2012                                                                6,000           6,705
Owens-Brockway Glass Container Inc. 8.25% 2013                                                               14,000          15,295
Georgia-Pacific Corp. 7.50% 2006                                                                              6,500           6,801
Fort James Corp. 6.875% 2007                                                                                  5,000           5,313
Georgia-Pacific Corp. 7.375% 2008                                                                            15,000          16,313
Georgia-Pacific Corp. 8.875% 2010                                                                            14,125          16,420
Georgia-Pacific Corp. 8.125% 2011                                                                             8,935          10,320
Georgia-Pacific Corp. 9.50% 2011                                                                              7,600           9,405
Georgia-Pacific Corp. 9.375% 2013                                                                               250             289
Georgia-Pacific Corp. 7.70% 2015                                                                                950           1,097
Lyondell Chemical Co. 9.50% 2008                                                                             31,050          33,689
Equistar Chemicals, LP 10.125% 2008                                                                           5,825           6,670
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    625             691
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                                3,550           4,100
Lyondell Chemical Co. 11.125% 2012                                                                            4,825           5,694
Norske Skogindustrier ASA 7.625% 2011(3)                                                                     35,151          40,434
Norske Skogindustrier ASA 6.125% 2015(3)                                                                      9,000           9,376
Boise Cascade, LLC and Boise Cascade Finance Corp. 5.535% 2012(3),(5)                                           250             258
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014(3)                                            34,730          36,553
Graphic Packaging International, Inc. 8.50% 2011                                                             16,150          17,523
Graphic Packaging International, Inc. 9.50% 2013                                                             10,000          11,200
United States Steel Corp. 10.75% 2008                                                                        10,500          12,469
United States Steel Corp. 9.75% 2010                                                                         13,205          15,153
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                             23,890          27,115
Smurfit Capital Funding PLC 6.75% 2005                                                                        3,425           3,511
JSG Funding PLC 9.625% 2012                                                                                   2,200           2,442
JSG Funding PLC 15.50% 2013(6)                                                                                3,050           3,607
JSG Funding PLC 7.75% 2015(3)                                                                                17,650          17,474
Weyerhaeuser Co. 5.95% 2008                                                                                   8,529           9,069
Weyerhaeuser Co. 5.25% 2009                                                                                   6,005           6,250
Weyerhaeuser Co. 6.75% 2012                                                                                   9,000          10,218
Stone Container Corp. 9.25% 2008                                                                              8,375           9,213
Stone Container Corp. 9.75% 2011                                                                                875             960
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                                     2,250           2,396
Stone Container Corp. 8.375% 2012                                                                             4,500           4,793
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                                     7,750           8,041
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014(3),(7)                        19,000          12,991
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3)                                                             7,000           7,805
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028(9)                                                    7,400           6,591
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2028                                                      16,000          12,640
Packaging Corp. of America 4.375% 2008                                                                        9,500           9,521
Packaging Corp. of America 5.75% 2013                                                                         9,250           9,593
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                       8,925           8,970
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                         10,000           9,738
Temple-Inland Inc. 7.875% 2012                                                                               14,570          17,342
Phelps Dodge Corp. 8.75% 2011                                                                                10,000          12,281
Allegheny Technologies, Inc. 8.375% 2011                                                                     10,500          11,550
International Paper Co. 4.00% 2010                                                                            7,500           7,368
International Paper Co. 6.75% 2011                                                                            2,500           2,814
ICI Wilmington, Inc. 4.375% 2008                                                                              5,415           5,446
ICI Wilmington, Inc. 5.625% 2013                                                                              3,000           3,131
Ispat Inland ULC 9.75% 2014                                                                                   6,719           8,315
AMH Holdings, Inc. 0%/11.25% 2014(7)                                                                         11,500           8,280
Ball Corp. 6.875% 2012                                                                                        6,000           6,420
Huntsman LLC 11.50% 2012(3)                                                                                   5,000           5,950
Crompton Corp. 7.67% 2010(3),(5)                                                                              4,775           5,193
Rhodia 10.25% 2010                                                                                            4,475           5,113
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                       4,125           4,785
Inco Ltd. 7.75% 2012                                                                                          4,000           4,763
Building Materials Corp. of America, Series B, 8.00% 2007                                                     3,500           3,579
Earle M. Jorgensen Co. 9.75% 2012                                                                             2,000           2,245
Oregon Steel Mills, Inc. 10.00% 2009                                                                          1,750           1,951
Corporacion Nacional del Cobre de Chile 6.375% 2012(3)                                                        1,500           1,670
AK Steel Corp. 7.75% 2012                                                                                     1,575           1,626
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                                1,175           1,216
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(11)                                                             4,000           1,140
                                                                                                                            715,789

UTILITIES -- 1.24%
Southern California Edison, First and Refunding Mortgage Bonds, 8.00% 2007                                   15,495          16,771
Edison Mission Energy 10.00% 2008                                                                            14,250          16,530
Mission Energy Holding Co. 13.50% 2008                                                                       22,230          27,843
Edison Mission Energy 7.73% 2009                                                                             16,720          17,807
Edison Mission Energy 9.875% 2011                                                                            29,330          34,426
Midwest Generation, LLC, Series B, 8.56% 2016(9)                                                             11,000          12,327
Homer City Funding LLC 8.734% 2026(9)                                                                         9,989          11,787
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                                 24,675          27,698
AES Corp. 9.50% 2009                                                                                         20,915          23,529
AES Corp. 9.375% 2010                                                                                         8,752           9,944
AES Corp. 8.75% 2013(3)                                                                                      63,200          71,100
AES Corp. 9.00% 2015(3)                                                                                       4,750           5,391
AES Red Oak, LLC, Series B, 9.20% 2029(9)                                                                     2,000           2,250
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011                                  6,000           6,878
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012                                  4,250           4,494
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                                 24,025          27,869
Sierra Pacific Resources 8.625% 2014                                                                          2,725           3,042
Nevada Power Co., Series I, 5.875% 2015(3)                                                                    5,675           5,718
Dynegy Holdings Inc. 9.875% 2010(3)                                                                          11,750          12,925
Dynegy Holdings Inc. 10.125% 2013(3)                                                                         26,400          29,436
Israel Electric Corp. Ltd. 7.70% 2018(3)                                                                     22,500          25,862
Israel Electric Corp. Ltd. 8.10% 2096(3)                                                                     14,405          15,222
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                   8,000           8,251
Dominion Resources, Inc., Series 2002-D, 5.125% 2009                                                         22,500          23,205
Duke Capital Corp. 7.50% 2009                                                                                14,500          16,334
Duke Capital Corp. 6.25% 2013                                                                                 4,500           4,891
Duke Capital Corp. 5.50% 2014                                                                                 5,000           5,148
Duke Capital LLC 5.668% 2014                                                                                  3,000           3,125
PSEG Energy Holdings Inc. 8.625% 2008                                                                         8,800           9,515
PSEG Power LLC 7.75% 2011                                                                                     7,500           8,766
PSEG Power LLC 5.00% 2014                                                                                    10,000          10,029
NiSource Finance Corp. 7.625% 2005                                                                            9,000           9,293
NiSource Finance Corp. 7.875% 2010                                                                           15,000          17,614
Alabama Power Co., Series U, 2.65% 2006                                                                       5,000           4,967
Alabama Power Co., Series X, 3.125% 2008                                                                      3,750           3,668
Alabama Power Co., Series R, 4.70% 2010                                                                       1,250           1,276
Southern Power Co., Series B, 6.25% 2012                                                                      9,000           9,892
Alabama Power Co., Series Q, 5.50% 2017                                                                       5,000           5,276
TXU Corp., Series O, 4.80% 2009(3)                                                                           12,000          11,963
Oncor Electric Delivery Co. 6.375% 2015                                                                       5,000           5,559
Reliant Energy Resources Corp. 7.75% 2011                                                                    13,000          15,092
Cilcorp Inc. 8.70% 2009                                                                                       9,000          10,596
Cilcorp Inc. 9.375% 2029                                                                                      3,000           4,391
Exelon Corp. 6.75% 2011                                                                                       1,000           1,118
Exelon Generation Co., LLC 6.95% 2011                                                                        11,300          12,758
Constellation Energy Group, Inc. 6.125% 2009                                                                 12,000          12,952
Progress Energy, Inc. 6.75% 2006                                                                              5,000           5,168
Progress Energy, Inc. 5.85% 2008                                                                              2,500           2,637
Progress Energy, Inc. 7.10% 2011                                                                              2,500           2,815
Appalachian Power Co., Series G, 3.60% 2008                                                                   6,770           6,676
NRG Energy, Inc. 8.00% 2013(3)                                                                                6,000           6,495
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034                                                4,000           4,315
MidAmerican Energy Co. 4.65% 2014                                                                             3,200           3,188
Tri-State Generation and Transmission Association Inc., Pass Through Trust,
     Series 2003-A, 6.04% 2018(3),(9)                                                                         2,965           3,155
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                                2,800           2,912
                                                                                                                            661,889

ENERGY -- 1.08%
Port Arthur Finance Corp. 12.50% 2009(9)                                                                        497             584
Premcor Refining Group Inc. 9.25% 2010                                                                       13,875          15,609
Premcor Refining Group Inc. 6.125% 2011                                                                      47,500          49,519
Premcor Refining Group Inc. 6.75% 2011                                                                       15,650          16,785
Premcor Refining Group Inc. 7.75% 2012                                                                        3,000           3,278
Premcor Refining Group Inc. 9.50% 2013                                                                       57,215          66,083
Premcor Refining Group Inc. 6.75% 2014                                                                       49,000          51,573
Premcor Refining Group Inc. 7.50% 2015                                                                       22,000          23,760
Williams Companies, Inc. 6.75% 2009(3)                                                                        8,000           8,460
Northwest Pipeline Corp. 8.125% 2010                                                                          5,000           5,544
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011                                                   19,765          21,742
Williams Companies, Inc. 7.125% 2011                                                                         41,750          45,612
Williams Companies, Inc. 8.125% 2012                                                                         12,910          14,911
Williams Companies, Inc. 7.875% 2021                                                                         10,000          11,400
Williams Companies, Inc. 8.75% 2032                                                                           5,000           6,025
Newfield Exploration Co., Series B, 7.45% 2007                                                                6,000           6,450
Newfield Exploration Co. 7.625% 2011                                                                          1,500           1,688
Newfield Exploration Co. 8.375% 2012                                                                         11,400          12,711
Newfield Exploration Co. 6.625% 2014(3)                                                                      32,075          34,000
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(3),(9)                                                 43,661          42,919
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(9)                                                        769             756
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(3),(9)                                             24,500          24,837
General Maritime Corp. 10.00% 2013                                                                           20,225          23,208
Overseas Shipholding Group, Inc. 8.25% 2013                                                                  19,660          21,724
Devon Financing Corp., ULC 6.875% 2011                                                                       17,000          19,257
Western Oil Sands Inc. 8.375% 2012                                                                           10,175          11,956
XTO Energy Inc. 7.50% 2012                                                                                    8,850          10,405
Oryx Energy Co. 8.125% 2005                                                                                   8,500           8,713
Pemex Project Funding Master Trust 7.875% 2009                                                                1,600           1,788
Pemex Project Funding Master Trust 7.375% 2014                                                                3,500           3,920
Pemex Project Funding Master Trust 8.625% 2022                                                                  500             595
OXYMAR 7.50% 2016(3)                                                                                          5,500           5,787
PETRONAS Capital Ltd. 7.00% 2012(3)                                                                           4,000           4,586
Reliance Industries Ltd., Series B, 10.25% 2097                                                               3,125           3,535
                                                                                                                            579,720

INFORMATION TECHNOLOGY -- 1.05%
Electronic Data Systems Corp. 6.334% 2006                                                                    10,000          10,334
Electronic Data Systems Corp. 7.125% 2009                                                                    50,905          55,668
Electronic Data Systems Corp., Series B, 6.50% 2013(5)                                                      132,150         139,837
Motorola, Inc. 4.608% 2007                                                                                   35,000          35,536
Motorola, Inc. 8.00% 2011                                                                                    42,985          51,569
Motorola, Inc. 5.22% 2097                                                                                    14,506          12,291
Jabil Circuit, Inc. 5.875% 2010                                                                              53,450          56,091
Flextronics International Ltd. 6.50% 2013                                                                    47,375          48,204
Sanmina-SCI Corp. 10.375% 2010                                                                               35,500          40,470
Solectron Corp., Series B, 7.375% 2006                                                                        5,450           5,614
Solectron Corp. 9.625% 2009                                                                                  27,775          30,553
Xerox Corp. 7.125% 2010                                                                                      21,000          22,733
Nortel Networks Ltd. 6.125% 2006                                                                             21,000          21,394
Freescale Semiconductor, Inc. 6.875% 2011                                                                    15,000          16,013
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 5.76% 2011(3),(5)                          7,275           7,539
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011(3)                               975           1,009
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                            4,860           5,006
Micron Technology, Inc. 6.50% 2005(3),(9)                                                                       905             898
                                                                                                                            560,759

CONSUMER STAPLES -- 0.98%
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                        71,668          75,251
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                        57,355          65,098
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(9)                                               13,278          14,382
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(9)                                                8,775           9,614
Rayovac Corp. 7.375% 2015(3)                                                                                 53,850          54,590
Jean Coutu Group (PJC) Inc. 7.625% 2012(3)                                                                    2,500           2,613
Jean Coutu Group (PJC) Inc. 8.50% 2014(3)                                                                    48,000          48,120
Delhaize America, Inc. 7.375% 2006                                                                           10,000          10,432
Delhaize America, Inc. 8.125% 2011                                                                           22,245          25,972
Delhaize America, Inc. 9.00% 2031                                                                             5,150           6,850
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 9.50% 2010                        3,000           3,300
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B, 10.75% 2011                       8,675           9,716
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                           12,100          13,250
Rite Aid Corp. 6.875% 2013                                                                                  $12,450      $   11,330
Rite Aid Corp. 9.25% 2013                                                                                    12,550          12,550
Kraft Foods Inc. 6.25% 2012                                                                                  14,000          15,427
Kraft Foods Inc. 6.50% 2031                                                                                   5,000           5,699
SUPERVALU INC. 7.50% 2012                                                                                    17,740          20,685
Kellogg Co. 6.00% 2006                                                                                       10,000          10,289
Kellogg Co. 7.45% 2031                                                                                        5,000           6,499
Anheuser-Busch Cos. Inc. 9.00% 2009                                                                          10,000          12,065
Anheuser-Busch Cos. Inc. 4.70% 2012                                                                           4,000           4,097
Stater Bros. Holdings Inc. 5.99% 2010(5)                                                                      6,525           6,753
Stater Bros. Holdings Inc. 8.125% 2012                                                                        5,725           6,054
CVS Corp. 5.789% 2026(3),(9)                                                                                  7,322           7,661
CVS Corp. 5.298% 2027(3),(9)                                                                                  3,450           3,491
Playtex Products, Inc. 8.00% 2011                                                                            10,000          10,950
Pepsi Bottling Holdings Inc. 5.625% 2009(3)                                                                  10,000          10,625
Cadbury Schweppes US Finance LLC 5.125% 2013(3)                                                              10,000          10,245
Winn Dixie Pass-Through Trust, Series 1999-1, Class A-1, 7.803% 2017(3),(9)                                   8,317           6,867
Gold Kist Inc. 10.25% 2014                                                                                    5,306           6,181
Duane Reade Inc. 7.01% 2010(3),(5)                                                                            6,000           6,150
PepsiAmericas, Inc. 4.875% 2015                                                                               6,000           6,057
Pathmark Stores, Inc. 8.75% 2012                                                                              5,620           5,402
                                                                                                                            524,265

HEALTH CARE -- 0.89%
Columbia/HCA Healthcare Corp. 6.91% 2005                                                                     11,250          11,429
HCA Inc. 7.125% 2006                                                                                          7,785           8,094
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                      6,250           6,575
Columbia/HCA Healthcare Corp. 8.85% 2007                                                                     12,500          13,440
Columbia/HCA Healthcare Corp. 7.25% 2008                                                                      1,000           1,066
HCA Inc. 5.50% 2009                                                                                          40,250          40,286
Columbia/HCA Healthcare Corp. 8.70% 2010                                                                      9,500          10,710
HCA - The Healthcare Co. 8.75% 2010                                                                           7,750           8,862
HCA - The Healthcare Co. 7.875% 2011                                                                         40,000          44,174
Tenet Healthcare Corp. 6.375% 2011                                                                           17,300          15,613
Tenet Healthcare Corp. 9.875% 2014(3)                                                                        31,625          32,969
Tenet Healthcare Corp. 9.25% 2015(3)                                                                          4,700           4,724
Warner Chilcott Corp. 8.75% 2015(3)                                                                          40,425          41,739
Aetna Inc. 7.375% 2006                                                                                       22,000          22,805
Aetna Inc. 7.875% 2011                                                                                       10,625          12,456
Health Net, Inc. 9.875% 2011(5)                                                                              27,175          33,088
Cardinal Health, Inc. 6.75% 2011                                                                             26,500          29,251
Quintiles Transnational Corp. 10.00% 2013                                                                    13,050          14,812
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(3),(7)                                             18,250          13,049
Team Health, Inc. 9.00% 2012                                                                                 24,000          23,760
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015(3)                                     22,500          23,231
Triad Hospitals, Inc. 7.00% 2012                                                                             15,000          15,769
Humana Inc. 7.25% 2006                                                                                       13,375          14,012
Wyeth 5.50% 2013(5)                                                                                           9,000           9,410
Amgen Inc. 4.00% 2009(3)                                                                                      9,125           9,083
Elan Finance Public Limited Co. and Elan Finance Corp. 6.49% 2011(3),(5)                                      1,200           1,257
Elan Finance Public Limited Co. and Elan Finance Corp. 7.75% 2011(3)                                          5,000           5,250
Concentra Operating Corp. 9.50% 2010                                                                          4,000           4,460
Universal Hospital Services, Inc., Series B, 10.125% 2011                                                     3,035           3,156
                                                                                                                            474,530

ASSET-BACKED OBLIGATIONS(9) -- 0.64%
Green Tree Financial Corp., Series 1993-2, Class B, 8.00% 2018                                              $13,171         $12,400
Green Tree Financial Corp., Series 1995-4, Class B-2, 7.70% 2025(8)                                           1,624             146
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025(8)                                          13,517           3,379
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026(8)                                           9,716           4,178
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027(8)                                           9,138              46
Green Tree Financial Corp., Series 1996-10, Class B-2, 7.74% 2028(8)                                          6,023              30
Green Tree Financial Corp., Series 1997-8, Class B-2, 7.75% 2028(8)                                           4,448              22
Green Tree Financial Corp., Series 1997-1, Class B-2, 7.76% 2028(8)                                           6,781              34
Green Tree Financial Corp., Series 1997-2, Class B-2, 8.05% 2028(8)                                           2,283              11
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029(8)                                           7,345              37
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029(8)                                    17,655          15,360
Green Tree Financial Corp., Series 1998-3, Class B2, 8.07% 2030(8)                                            3,282              16
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030(8)                                           4,493              22
CWABS, Inc., Series 2004-12, Class 2-AV-2, 2.81% 2033(5)                                                     11,750          11,772
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035                                                         14,250          14,110
Vita Capital Ltd., Series 2003-I, 3.91% 2007(3),(5)                                                          24,000          24,066
Metris Master Trust, Series 2000-3, Class A, 2.76% 2009(5)                                                   14,428          14,408
Metris Master Trust, Series 2001-2, Class A, 2.82% 2009(5)                                                    3,500           3,494
AESOP Funding II LLC, Series 2002-1A, Class A-1, AMBAC insured, 3.85% 2006(3)                                 7,925           7,949
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(3)                                   8,000           7,926
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3, 2.66% 2028                            1,114           1,109
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031                            9,304           9,558
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 2.83% 2033(5)                           4,965           4,974
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009                   5,000           5,009
AmeriCredit Automobile Receivables Trust, Series 2003-CF, Class A-4, FSA insured, 3.48% 2010                  9,000           8,988
Chase Credit Card Owner Trust, Series 2003-4, Class C, 3.73% 2016(5)                                         11,500          12,002
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029                          5,000           4,943
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033(5)                          7,000           7,054
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008                                                     1,899           1,906
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                                   5,000           4,967
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009                                                     3,701           3,697
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 7.641% 2007(3),(5)        5,000           5,032
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007(3)           5,000           5,205
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.15% 2035(5)                                             10,000          10,081
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008(3)                                       4,700           4,905
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.08% 2013(5)                                       5,000           5,075
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 2.85% 2034(5)                            9,407           9,444
Mediterranean Re PLC, Class B, 8.16% 2005(3),(5)                                                              9,000           9,261
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                         3,767           3,758
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028                                          5,000           5,001
First USA Credit Card Master Trust, Series 1997-4, Class C, 3.48% 2010(3),(5)                                 6,500           6,528
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011(3)                                     2,000           2,112
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024                                7,706           8,164
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                               8,000           8,019
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(3),(5)                                                   7,598           7,541
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.28% 2033(5)                                 7,000           7,037
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033                                6,500           6,478
PIONEER 2002 Ltd., Series 2002-I, Class D, 4.24% 2006(3),(5)                                                  6,000           6,040
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(3)                             5,249           5,234
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 3.04% 2030(5)                                5,000           5,055
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 2.84% 2035(5)              5,000           5,007
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008                                        4,332           4,384
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008(3)                            4,389           4,378
Providian Master Trust, Series 2000-1, Class C, 3.68% 2009(3),(5)                                             4,000           3,995
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009(3)                         3,719           3,674
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
     Series 1997-1, Class A-7, 6.42% 2008                                                                     3,530           3,625
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 3.48% 2024(5)                                       3,500           3,540
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008(3)                            1,317           1,318
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009(3)                            1,894           1,891
Rental Car Finance Corp., Series 1999-1A, Class D, 7.10% 2007(3)                                              2,500           2,503
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016(3)        1,526           1,575
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                            1,250           1,331
Pass-Through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX, 4.685% 2012(3)                         653             655
Pass-Through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298% 2012(3)                         436             436
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003(3),(4),(5),(11)                                            3,000              30
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004(3),(4),(5),(11)                                           5,000             419
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(3),(4),(8)                                                  1,000              84
Residential Reinsurance 2002 Ltd. 7.30% 2005(3),(5)                                                             500             504
                                                                                                                            342,932

NON U.S. GOVERNMENT BONDS & NOTES -- 0.29%
United Mexican States Government Global 4.625% 2008                                                          10,000          10,113
United Mexican States Government Global 8.625% 2008                                                           5,000           5,653
United Mexican States Government Eurobonds, Global 8.375% 2011                                                3,000           3,533
United Mexican States Government Eurobonds, Global 7.50% 2012                                                 6,310           7,225
United Mexican States Government Global 6.375% 2013                                                           7,500           8,051
United Mexican States Government Global 11.375% 2016                                                         29,684          44,303
United Mexican States Government Global 8.125% 2019                                                           2,061           2,486
United Mexican States Government Global 8.30% 2031                                                            1,965           2,389
United Mexican States Government Global 7.50% 2033                                                            2,833           3,176
Russian Federation 8.25% 2010                                                                                25,250          27,851
Russian Federation 8.25% 2010(3)                                                                             10,000          11,030
Russian Federation 5.00% 2030(7)                                                                              7,770           8,188
State of Qatar 9.75% 2030                                                                                     9,000          13,523
El Salvador (Republic of) 7.75% 2023                                                                          3,000           3,308
El Salvador (Republic of) 7.75% 2023(3)                                                                       1,250           1,378
Banque Centrale de Tunisie 7.375% 2012                                                                        3,500           4,038
                                                                                                                            156,245

MUNICIPALS -- 0.12%
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                               19,750          19,842
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                             2,500           2,502
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                             9,625           9,636
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002, 5.75% 2032                                                              3,885           3,778
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
     Asset-backed Bonds, 6.125% 2027                                                                          9,565           9,603
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                                   5,559           5,481
State of California, Department of Water Resources, Power Supply Revenue Bonds,
     Series 2002-E, 4.33% 2006                                                                                4,500           4,537
State of New York, Dormitory Authority, City University System Consolidated Third
     General Resolution Revenue Bonds, Series 2003-2, 2.38% 2005                                              4,500           4,488
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                                   4,546           4,389
                                                                                                                             64,256


Total bonds & notes (cost: $11,708,074,000)                                                                              12,111,959


                                                                                                   Principal amount    Market value
Short-term securities -- 7.89%                                                                                (000)           (000)

U.S. Treasury Bills 1.955%-2.32% due 2/24-4/21/2005(12)                                                    $336,200   $     335,141
Federal Home Loan Bank 2.20%-2.36% due 2/11-3/16/2005                                                       300,000         299,460
CAFCO, LLC 2.13%-2.57% due 2/8-4/18/2005(3)                                                                 193,500         192,984
Citicorp 2.51% due 4/4/2005                                                                                  50,000          49,776
Freddie Mac 2.22%-2.469% due 2/2-3/30/2005(12)                                                              226,900         226,428
Procter & Gamble Co. 2.31%-2.57% due 2/14-4/25/2005(3)                                                      188,700         188,294
Bank of America Corp. 2.40%-2.53% due 3/14-4/6/2005(12)                                                     112,400         112,014
Ranger Funding Co. LLC 2.29%-2.43% due 2/4-3/15/2005(3)                                                      72,088          72,011
Federal Farm Credit Banks 1.99%-2.32% due 2/4-3/16/2005(12)                                                 162,000         161,758
DuPont (E.I.) de Nemours & Co. 2.21%-2.47% due 2/4-3/28/2005                                                150,300         150,050
Variable Funding Capital Corp. 2.28%-2.37% due 2/2-2/15/2005(3)                                             150,000         149,912
Wells Fargo & Co. 2.27%-2.46% due 2/4-3/2/2005                                                              145,700         145,700
Clipper Receivables Co., LLC 2.35%-2.51% due 2/18-3/11/2005(3)                                              143,700         143,439
Wal-Mart Stores Inc. 2.41%-2.49% due 3/8-4/12/2005(3)                                                       141,000         140,458
Park Avenue Receivables Co., LLC 2.31%-2.48% due 2/9-2/25/2005(3)                                            72,700          72,601
Preferred Receivables Funding Corp. 2.34% due 2/1/2005(3)                                                    65,000          64,996
FCAR Owner Trust I 2.30%-2.43% due 2/2-3/9/2005                                                             137,000         136,804
Edison Asset Securitization LLC 2.26%-2.37% due 2/1-3/11/2005(3)                                             83,700          83,609
General Electric Capital Corp. 2.37% due 2/25/2005                                                           50,000          49,916
New Center Asset Trust Plus 2.30%-2.48% due 2/10-3/18/2005                                                  128,800         128,632
Fannie Mae 2.21%-2.42% due 2/3-3/22/2005                                                                    125,000         124,833
SBC Communications Inc. 2.24%-2.43% due 2/2-3/10/2005(3)                                                    124,500         124,395
BellSouth Corp. 2.26%-2.42% due 2/3-3/7/2005(3)                                                             111,500         111,337
Abbott Laboratories Inc. 2.23%-2.37% due 2/8-2/28/2005(3)                                                   105,000         104,871
Eli Lilly and Co. 2.26%-2.34% due 2/1-2/22/2005(3)                                                          103,000         102,907
IBM Credit Corp. 2.28%-2.32% due 2/3-3/8/2005                                                                90,600          90,434
Pfizer Inc 2.31%-2.35% due 2/7-2/15/2005(3)                                                                  71,400          71,357
Triple-A One Funding Corp. 2.33%-2.46% due 2/9-3/11/2005(3)                                                  67,392          67,290
Anheuser-Busch Cos. Inc. 2.07%-2.33% due 2/17-3/7/2005(3)                                                    58,200          58,111
Coca-Cola Co. 2.32%-2.43% due 3/3-3/21/2005                                                                  53,800          53,675
Gannett Co. 2.40% due 2/23/2005(3)                                                                           50,000          49,923
Tenessee Valley Authority 2.34% due 3/3/2005                                                                 50,000          49,899
International Bank for Reconstruction and Development 2.31% due 3/16/2005                                    50,000          49,845
American Express Credit Corp. 2.50% due 3/23/2005(12)                                                        50,000          49,823
Hewlett-Packard Co. 2.65% due 4/26/2005(3)                                                                   50,000          49,691
Three Pillars Funding, LLC 2.34% due 2/7/2005(3)                                                             33,000          32,985
NetJets Inc. 2.39% due 3/18/2005(3)                                                                          30,000          29,907
Private Export Funding Corp. 2.08%-2.22% due 2/8-2/15/2005(3)                                                27,770          27,750
USAA Capital Corp. 2.16% due 2/15/2005                                                                       25,000          24,976
Harvard University 2.38% due 3/15/2005                                                                       25,000          24,929
Bank of New York Co., Inc. 2.24% due 2/1/2005                                                                15,500          15,499

Total short-term securities (cost: $4,218,465,000)                                                                        4,218,420


Total investment securities (cost: $46,382,929,000)                                                                      53,475,895
Other assets less liabilities                                                                                                10,755

Net assets                                                                                                              $53,486,650


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.


(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $4,907,999,000, which represented 9.18% of the net assets of the fund.
(4) Valued under fair value procedures adopted by authority of the Board of Directors.
(5) Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Step bond; coupon rate will increase at a later date.
(8) Company not making scheduled interest payments; bankruptcy proceedings pending.
(9) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(12) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.


By /s/ Hilda L. Applbaum
------------------------------------
Hilda L. Applbaum, President and PEO

Date: April 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Hilda L. Applbaum
------------------------------------
Hilda L. Applbaum, President and PEO

Date: April 8, 2005



By /s/ Dayna G. Yamabe
----------------------------------
Dayna G. Yamabe, Treasurer and PFO

Date: April 8, 2005